UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03826
AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Comstock Fund
Class A: ACSTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class A)	$42	0.77%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-A
Invesco Comstock Fund

Invesco Comstock Fund
Class C: ACSYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class C)	$82	1.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-C
Invesco Comstock Fund

Invesco Comstock Fund
Class R: ACSRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R)	$55	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-R
Invesco Comstock Fund

Invesco Comstock Fund
Class Y: ACSDX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class Y)	$28	0.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-Y
Invesco Comstock Fund

Invesco Comstock Fund
Class R5: ACSHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R5)	$26	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-R5
Invesco Comstock Fund

Invesco Comstock Fund
Class R6: ICSFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R6)	$23	0.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-SAR-R6
Invesco Comstock Fund

Invesco Comstock Select Fund
Class A: CGRWX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class A)	$50	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-A
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class C: CGRCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class C)	$91	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-C
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R: CGRNX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R)	$64	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-R
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class Y: CGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class Y)	$37	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-Y
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R5: IOVVX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R5)	$32	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-R5
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R6: OGRIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R6)	$32	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-SAR-R6
Invesco Comstock Select Fund

Invesco Dividend Income Fund
Class A: IAUTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class A)	$49	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-A
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class C: IUTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class C)	$89	1.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-C
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R: IRTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R)	$63	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-R
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class Y: IAUYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class Y)	$36	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-Y
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Investor Class: FSTUX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Investor Class)	$49	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-INV
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R5: FSIUX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R5)	$35	0.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-R5
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R6: IFUTX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R6)	$32	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-SAR-R6
Invesco Dividend Income Fund

Invesco Energy Fund
Class A: IENAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class A)	$68	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-A
Invesco Energy Fund

Invesco Energy Fund
Class C: IEFCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class C)	$108	2.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-C
Invesco Energy Fund
Invesco Energy Fund
Class R: IEFRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R)	$13	1.50%†
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-R
Invesco Energy Fund

Invesco Energy Fund
Class Y: IENYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class Y)	$54	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-Y
Invesco Energy Fund

Invesco Energy Fund
Investor Class: FSTEX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Investor Class)	$68	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-INV
Invesco Energy Fund

Invesco Energy Fund
Class R5: IENIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R5)	$49	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-R5
Invesco Energy Fund

Invesco Energy Fund
Class R6: IENSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R6)	$46	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-SAR-R6
Invesco Energy Fund

Invesco Gold & Special Minerals Fund
Class A: OPGSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class A)	$58	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-A
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class C: OGMCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class C)	$105	1.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-C
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R: OGMNX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R)	$74	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-R
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class Y: OGMYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class Y)	$44	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-Y
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R5: IOGYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R5)	$41	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-R5
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R6: OGMIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R6)	$37	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-SAR-R6
Invesco Gold & Special Minerals Fund

Invesco Small Cap Value Fund
Class A: VSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class A)	$59	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-SAR-A
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class C: VSMCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class C)	$101	1.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-SAR-C
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R: VSRAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R)	$73	1.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-SAR-R
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class Y: VSMIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class Y)	$45	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-SAR-Y
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R6: SMVSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R6)	$38	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-SAR-R6
Invesco Small Cap Value Fund

Invesco Technology Fund
Class A: ITYAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class A)	$62	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-A
Invesco Technology Fund

Invesco Technology Fund
Class C: ITHCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class C)	$108	1.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-C
Invesco Technology Fund

Invesco Technology Fund
Class R: ITYRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R)	$11	1.25%
▼	For the period September 30, 2025 (commencement of operations) to October 31,2025. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-R
Invesco Technology Fund

Invesco Technology Fund
Class Y: ITYYX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class Y)	$46	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-Y
Invesco Technology Fund

Invesco Technology Fund
Investor Class: FTCHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Investor Class)	$55	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-INV
Invesco Technology Fund

Invesco Technology Fund
Class R5: FTPIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R5)	$44	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-R5
Invesco Technology Fund

Invesco Technology Fund
Class R6: FTPSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R6)	$39	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-SAR-R6
Invesco Technology Fund

Invesco Value Opportunities Fund
Class A: VVOAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class A)	$56	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-A
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class C: VVOCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class C)	$95	1.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-C
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R: VVORX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R)	$70	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-R
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class Y: VVOIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class Y)	$42	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-Y
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R5: VVONX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R5)	$40	0.71%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-R5
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R6: VVOSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R6)	$35	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-SAR-R6
Invesco Value Opportunities Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Comstock Fund
Nasdaq:
A: ACSTX ■ C: ACSYX ■ R: ACSRX ■ Y: ACSDX ■ R5: ACSHX ■ R6: ICSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.05%
Aerospace & Defense–1.24%
Textron, Inc.	1,996,504	$161,337,488
Air Freight & Logistics–1.83%
FedEx Corp.	936,361	237,667,149
Asset Management & Custody Banks–2.08%
State Street Corp.	2,335,889	270,168,922
Biotechnology–0.49%
Regeneron Pharmaceuticals, Inc.	98,103	63,943,535
Brewers–0.91%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,931,345	117,768,009
Broadline Retail–1.23%
eBay, Inc.	1,961,130	159,459,480
Building Products–1.51%
Johnson Controls International PLC	1,713,378	195,993,309
Cable & Satellite–1.84%
Charter Communications, Inc., Class A(b)(c)	651,542	152,356,581
Comcast Corp., Class A	3,113,797	86,672,540
		239,029,121
Casinos & Gaming–0.52%
Las Vegas Sands Corp.	1,141,006	67,718,706
Communications Equipment–3.05%
Cisco Systems, Inc.	4,573,252	334,350,454
F5, Inc.(b)	245,479	62,118,461
		396,468,915
Construction Machinery & Heavy Transportation Equipment– 2.45%
Caterpillar, Inc.(c)	297,224	171,575,526
Wabtec Corp.	719,424	147,079,043
		318,654,569
Consumer Finance–0.40%
Capital One Financial Corp.	239,289	52,641,187
Diversified Banks–9.77%
Bank of America Corp.	8,860,934	473,616,922
Citigroup, Inc.	2,420,742	245,051,713
Fifth Third Bancorp	4,147,707	172,627,566
Wells Fargo & Co.	4,345,094	377,892,825
		1,269,189,026
Electric Utilities–0.87%
Evergy, Inc.(c)	1,467,566	112,723,744
Electrical Components & Equipment–2.72%
Eaton Corp. PLC	455,249	173,704,809
Emerson Electric Co.	1,284,609	179,292,878
		352,997,687
Shares		Value
Fertilizers & Agricultural Chemicals–0.53%
Corteva, Inc.	1,110,926	$68,255,293
Food Distributors–1.55%
Sysco Corp.	2,716,267	201,764,313
Footwear–0.80%
NIKE, Inc., Class B	1,602,218	103,487,261
Health Care Distributors–0.63%
Henry Schein, Inc.(b)(c)	1,304,895	82,469,364
Health Care Equipment–2.47%
Becton, Dickinson and Co.	639,160	114,224,284
GE HealthCare Technologies, Inc.	1,090,741	81,751,038
Medtronic PLC	1,377,949	124,979,974
		320,955,296
Health Care Services–2.71%
CVS Health Corp.	4,504,627	352,036,600
Household Products–3.61%
Clorox Co. (The)	896,593	100,830,849
Kimberly-Clark Corp.	1,439,618	172,336,671
Reckitt Benckiser Group PLC (United Kingdom)	2,563,406	196,072,478
		469,239,998
Integrated Oil & Gas–4.58%
Chevron Corp.	1,936,734	305,461,687
Exxon Mobil Corp.	1,007,728	115,243,774
Suncor Energy, Inc. (Canada)	4,390,914	174,802,286
		595,507,747
Interactive Media & Services–4.61%
Alphabet, Inc., Class A	1,436,929	404,050,066
Meta Platforms, Inc., Class A	300,320	194,712,472
		598,762,538
Investment Banking & Brokerage–0.55%
Goldman Sachs Group, Inc. (The)	90,908	71,760,048
IT Consulting & Other Services–2.11%
Cognizant Technology Solutions Corp., Class A	2,815,543	205,196,774
DXC Technology Co.(b)(c)	4,842,161	68,758,686
		273,955,460
Life & Health Insurance–0.95%
MetLife, Inc.	1,552,590	123,927,734
Life Sciences Tools & Services–1.44%
ICON PLC(b)	639,896	109,946,931
IQVIA Holdings, Inc.(b)	354,415	76,716,671
		186,663,602
Managed Health Care–2.97%
Elevance Health, Inc.	617,046	195,726,991
Humana, Inc.	302,184	84,064,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	311,836	$106,510,704
		386,302,262
Movies & Entertainment–1.26%
Universal Music Group N.V. (Netherlands)	2,349,727	63,024,328
Walt Disney Co. (The)	897,855	101,116,430
		164,140,758
Multi-Utilities–3.09%
Dominion Energy, Inc.	2,721,679	159,735,340
Sempra	2,635,723	242,328,373
		402,063,713
Oil & Gas Equipment & Services–0.57%
Tenaris S.A.	3,705,903	73,654,313
Oil & Gas Exploration & Production–1.70%
ConocoPhillips	1,746,678	155,209,807
EQT Corp.	1,235,183	66,181,105
		221,390,912
Paper & Plastic Packaging Products & Materials–0.87%
International Paper Co.(c)	2,943,308	113,729,421
Pharmaceuticals–6.12%
AstraZeneca PLC (United Kingdom)	1,088,101	179,480,660
Bristol-Myers Squibb Co.	1,593,369	73,406,510
Johnson & Johnson	969,435	183,097,188
Merck & Co., Inc.	2,029,941	174,534,327
Sanofi S.A., ADR(c)	3,658,925	185,068,427
		795,587,112
Property & Casualty Insurance–1.92%
Allstate Corp. (The)	450,337	86,248,542
American International Group, Inc.	2,068,959	163,365,003
		249,613,545
Regional Banks–4.33%
Citizens Financial Group, Inc.	4,364,956	222,045,312
Huntington Bancshares, Inc.	12,716,352	196,340,475
M&T Bank Corp.	787,258	144,753,128
		563,138,915
Research & Consulting Services–0.88%
TransUnion	1,402,161	113,827,430
Restaurants–3.12%
Domino’s Pizza, Inc.(c)	309,689	123,398,679
Restaurant Brands International, Inc. (Canada)	2,248,023	147,650,978
Starbucks Corp.	1,661,212	134,342,214
		405,391,871
Semiconductors–3.61%
Intel Corp.(b)	4,028,121	161,084,559
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (Netherlands)(c)	981,767	$205,307,115
QUALCOMM, Inc.	566,615	102,500,653
		468,892,327
Soft Drinks & Non-alcoholic Beverages–0.73%
Coca-Cola Co. (The)	1,384,970	95,424,433
Specialty Chemicals–1.24%
International Flavors & Fragrances, Inc.(b)	2,557,505	161,046,090
Systems Software–2.91%
Microsoft Corp.	730,887	378,460,597
Telecom Tower REITs–0.77%
SBA Communications Corp., Class A	524,316	100,396,028
Tobacco–1.51%
Philip Morris International, Inc.	1,361,056	196,441,212
Total Common Stocks & Other Equity Interests (Cost $8,120,004,179)		12,354,047,040

Exchange-Traded Funds–0.85%
Invesco Comstock Contrarian Equity ETF (Cost $100,579,500)(d)	3,925,000	109,902,748
Money Market Funds–4.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	183,519,541	183,519,541
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	340,457,853	340,457,853
Total Money Market Funds (Cost $523,977,394)		523,977,394
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $8,744,561,073)		12,987,927,182
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.63%
Invesco Private Government Fund, 4.13%(d)(e)(f)	91,993,096	91,993,096
Invesco Private Prime Fund, 4.30%(d)(e)(f)	250,231,608	250,306,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $342,299,773)		342,299,773
TOTAL INVESTMENTS IN SECURITIES–102.56% (Cost $9,086,860,846)		13,330,226,955
OTHER ASSETS LESS LIABILITIES—(2.56)%		(332,951,112)
NET ASSETS–100.00%		$12,997,275,843
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,938,919	$331,987,225	$(285,406,603)	$-	$-	$183,519,541	$3,324,630
Invesco Treasury Portfolio, Institutional Class	253,950,983	616,547,704	(530,040,834)	-	-	340,457,853	6,105,722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,554,815	870,026,510	(789,588,229)	-	-	91,993,096	1,264,262*
Invesco Private Prime Fund	30,133,600	1,816,449,013	(1,596,292,457)	2,690	13,831	250,306,677	3,502,727*
Investments in Other Affiliates:
Invesco Comstock Contrarian Equity ETF	-	100,579,500	-	9,323,248	-	109,902,748	903,967
Total	$432,578,317	$3,735,589,952	$(3,201,328,123)	$9,325,938	$13,831	$976,179,915	$15,101,308

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2025	Barclays Bank PLC	CAD	231,864,549	USD	166,463,013	$1,112,973
11/07/2025	Deutsche Bank AG	EUR	13,988,277	USD	16,414,373	288,063
11/07/2025	Goldman Sachs International	EUR	4,130,039	USD	4,811,388	50,095
12/08/2025	Goldman Sachs International	EUR	189,100,499	USD	219,124,931	739,216
11/07/2025	J.P. Morgan Chase Bank, N.A.	GBP	137,992,197	USD	185,799,028	4,517,536
12/08/2025	J.P. Morgan Chase Bank, N.A.	GBP	141,843,337	USD	186,452,641	101,414
11/07/2025	Royal Bank of Canada	EUR	176,984,444	USD	208,379,360	4,343,795
11/07/2025	Royal Bank of Canada	GBP	7,001,526	USD	9,440,472	242,510
12/08/2025	Royal Bank of Canada	CAD	226,868,088	USD	162,480,484	436,094
Subtotal—Appreciation						11,831,696
Currency Risk
11/07/2025	Canadian Imperial Bank of Commerce	USD	3,563,630	CAD	4,996,462	(493)
11/07/2025	Goldman Sachs International	USD	225,697,951	EUR	195,102,760	(774,782)
11/07/2025	J.P. Morgan Chase Bank, N.A.	USD	190,658,355	GBP	144,993,723	(178,901)
11/07/2025	Royal Bank of Canada	USD	162,222,444	CAD	226,868,088	(435,541)
Subtotal—Depreciation						(1,389,717)
Total Forward Foreign Currency Contracts						$10,441,979

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $8,120,004,179)*	$12,354,047,040
Investments in affiliates, at value (Cost $966,856,667)	976,179,915
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	11,831,696
Foreign currencies, at value (Cost $558,647)	552,842
Receivable for:
Fund shares sold	5,498,737
Dividends	9,954,240
Investment for trustee deferred compensation and retirement plans	889,319
Other assets	126,329
Total assets	13,359,080,118
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,389,717
Payable for:
Investments purchased	5,252,135
Fund shares reacquired	6,479,285
Collateral upon return of securities loaned	342,299,773
Accrued fees to affiliates	4,998,177
Accrued trustees’ and officers’ fees and benefits	4,475
Accrued other operating expenses	437,789
Trustee deferred compensation and retirement plans	942,924
Total liabilities	361,804,275
Net assets applicable to shares outstanding	$12,997,275,843
Net assets consist of:
Shares of beneficial interest	$7,873,097,509
Distributable earnings	5,124,178,334
$12,997,275,843
Net Assets:
Class A	$7,140,740,081
Class C	$101,930,399
Class R	$157,688,094
Class Y	$2,941,019,045
Class R5	$397,002,073
Class R6	$2,258,896,151
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	225,301,933
Class C	3,213,138
Class R	4,973,696
Class Y	92,816,249
Class R5	12,545,007
Class R6	71,421,105
Class A:
Net asset value per share	$31.69
Maximum offering price per share (Net asset value of $31.69 ÷ 94.50%)	$33.53
Class C:
Net asset value and offering price per share	$31.72
Class R:
Net asset value and offering price per share	$31.70
Class Y:
Net asset value and offering price per share	$31.69
Class R5:
Net asset value and offering price per share	$31.65
Class R6:
Net asset value and offering price per share	$31.63

*	At October 31, 2025, securities with an aggregate value of $335,639,412 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $3,071,503)	$144,576,091
Dividends from affiliates (includes net securities lending income of $327,330)	10,661,649
Foreign withholding tax claims	810,581
Total investment income	156,048,321
Expenses:
Advisory fees	23,743,381
Administrative services fees	882,814
Custodian fees	32,396
Distribution fees:
Class A	8,778,001
Class C	506,492
Class R	382,127
Transfer agent fees — A, C, R and Y	6,829,306
Transfer agent fees — R5	207,994
Transfer agent fees — R6	303,622
Trustees’ and officers’ fees and benefits	53,766
Registration and filing fees	154,876
Reports to shareholders	286,266
Professional services fees	81,230
Other	70,682
Total expenses	42,312,953
Less: Fees waived and/or expense offset arrangement(s)	(487,069)
Net expenses	41,825,884
Net investment income	114,222,437
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	468,487,764
Affiliated investment securities	13,831
Foreign currencies	284,165
Forward foreign currency contracts	(20,796,751)
447,989,009
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,031,711,344
Affiliated investment securities	9,325,938
Foreign currencies	(128,081)
Forward foreign currency contracts	26,806,417
1,067,715,618
Net realized and unrealized gain	1,515,704,627
Net increase in net assets resulting from operations	$1,629,927,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$114,222,437	$209,416,062
Net realized gain	447,989,009	970,258,737
Change in net unrealized appreciation (depreciation)	1,067,715,618	(402,924,084)
Net increase in net assets resulting from operations	1,629,927,064	776,750,715
Distributions to shareholders from distributable earnings:
Class A	(53,923,221)	(636,789,377)
Class C	(403,120)	(8,580,379)
Class R	(979,880)	(13,496,605)
Class Y	(25,141,952)	(241,617,288)
Class R5	(3,790,328)	(40,423,990)
Class R6	(20,343,778)	(189,819,692)
Total distributions from distributable earnings	(104,582,279)	(1,130,727,331)
Share transactions–net:
Class A	(164,746,116)	168,637,086
Class C	(3,338,061)	(2,638,560)
Class R	(1,322,651)	6,433,725
Class Y	68,164,057	397,385,583
Class R5	(38,605,880)	(14,392,750)
Class R6	68,400,572	202,321,622
Net increase (decrease) in net assets resulting from share transactions	(71,448,079)	757,746,706
Net increase in net assets	1,453,896,706	403,770,090
Net assets:
Beginning of period	11,543,379,137	11,139,609,047
End of period	$12,997,275,843	$11,543,379,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$27.99	$0.26	$3.68	$3.94	$(0.24)	$—	$(0.24)	$31.69	14.09%	$7,140,740	0.77%(d)	0.78%(d)	1.69%(d)	11%
Year ended 04/30/25	28.81	0.50	1.59	2.09	(0.51)	(2.40)	(2.91)	27.99	6.79	6,456,380	0.79	0.79	1.65	26
Year ended 04/30/24	26.71	0.48	3.92	4.40	(0.47)	(1.83)	(2.30)	28.81	17.20	6,478,639	0.81	0.81	1.75	18
Year ended 04/30/23	29.17	0.50	0.50	1.00	(0.52)	(2.94)	(3.46)	26.71	3.54	6,023,409	0.81	0.81	1.79	21
Year ended 04/30/22	29.09	0.46	2.19	2.65	(0.42)	(2.15)	(2.57)	29.17	9.29	6,077,682	0.80	0.80	1.52	20
Year ended 04/30/21	18.95	0.40	10.24	10.64	(0.50)	—	(0.50)	29.09	56.89	5,900,704	0.82	0.82	1.74	19
Class C
Six months ended 10/31/25	28.02	0.14	3.68	3.82	(0.12)	—	(0.12)	31.72	13.66	101,930	1.52 (d)	1.53 (d)	0.94 (d)	11
Year ended 04/30/25	28.82	0.28	1.60	1.88	(0.28)	(2.40)	(2.68)	28.02	6.05 (e)	93,034	1.51 (e)	1.51 (e)	0.93 (e)	26
Year ended 04/30/24	26.74	0.28	3.91	4.19	(0.28)	(1.83)	(2.11)	28.82	16.30	98,087	1.56	1.56	1.00	18
Year ended 04/30/23	29.18	0.29	0.51	0.80	(0.30)	(2.94)	(3.24)	26.74	2.78	98,735	1.56	1.56	1.04	21
Year ended 04/30/22	29.10	0.23	2.19	2.42	(0.19)	(2.15)	(2.34)	29.18	8.46	93,877	1.55	1.55	0.77	20
Year ended 04/30/21	18.95	0.23	10.25	10.48	(0.33)	—	(0.33)	29.10	55.82 (e)	91,597	1.56 (e)	1.56 (e)	1.00 (e)	19
Class R
Six months ended 10/31/25	28.00	0.22	3.68	3.90	(0.20)	—	(0.20)	31.70	13.95	157,688	1.02 (d)	1.03 (d)	1.44 (d)	11
Year ended 04/30/25	28.82	0.42	1.59	2.01	(0.43)	(2.40)	(2.83)	28.00	6.51	140,603	1.04	1.04	1.40	26
Year ended 04/30/24	26.72	0.41	3.92	4.33	(0.40)	(1.83)	(2.23)	28.82	16.91	138,767	1.06	1.06	1.50	18
Year ended 04/30/23	29.17	0.43	0.51	0.94	(0.45)	(2.94)	(3.39)	26.72	3.30	133,624	1.06	1.06	1.54	21
Year ended 04/30/22	29.09	0.39	2.18	2.57	(0.34)	(2.15)	(2.49)	29.17	9.01	133,669	1.05	1.05	1.27	20
Year ended 04/30/21	18.95	0.34	10.24	10.58	(0.44)	—	(0.44)	29.09	56.50	139,451	1.07	1.07	1.49	19
Class Y
Six months ended 10/31/25	27.98	0.30	3.69	3.99	(0.28)	—	(0.28)	31.69	14.27	2,941,019	0.52 (d)	0.53 (d)	1.94 (d)	11
Year ended 04/30/25	28.80	0.57	1.60	2.17	(0.59)	(2.40)	(2.99)	27.98	7.06	2,535,398	0.54	0.54	1.90	26
Year ended 04/30/24	26.71	0.55	3.91	4.46	(0.54)	(1.83)	(2.37)	28.80	17.46	2,223,286	0.56	0.56	2.00	18
Year ended 04/30/23	29.17	0.57	0.50	1.07	(0.59)	(2.94)	(3.53)	26.71	3.81	1,744,439	0.56	0.56	2.04	21
Year ended 04/30/22	29.09	0.54	2.19	2.73	(0.50)	(2.15)	(2.65)	29.17	9.57	1,589,325	0.55	0.55	1.77	20
Year ended 04/30/21	18.95	0.45	10.25	10.70	(0.56)	—	(0.56)	29.09	57.28	1,511,312	0.57	0.57	1.99	19
Class R5
Six months ended 10/31/25	27.94	0.30	3.69	3.99	(0.28)	—	(0.28)	31.65	14.31	397,002	0.49 (d)	0.50 (d)	1.97 (d)	11
Year ended 04/30/25	28.77	0.58	1.59	2.17	(0.60)	(2.40)	(3.00)	27.94	7.07	385,031	0.50	0.50	1.94	26
Year ended 04/30/24	26.68	0.56	3.91	4.47	(0.55)	(1.83)	(2.38)	28.77	17.52	409,991	0.52	0.52	2.04	18
Year ended 04/30/23	29.14	0.58	0.50	1.08	(0.60)	(2.94)	(3.54)	26.68	3.88	390,922	0.51	0.51	2.09	21
Year ended 04/30/22	29.06	0.55	2.19	2.74	(0.51)	(2.15)	(2.66)	29.14	9.63	408,406	0.50	0.50	1.82	20
Year ended 04/30/21	18.93	0.47	10.23	10.70	(0.57)	—	(0.57)	29.06	57.39	529,916	0.50	0.50	2.06	19
Class R6
Six months ended 10/31/25	27.93	0.31	3.68	3.99	(0.29)	—	(0.29)	31.63	14.32	2,258,896	0.42 (d)	0.43 (d)	2.04 (d)	11
Year ended 04/30/25	28.75	0.60	1.60	2.20	(0.62)	(2.40)	(3.02)	27.93	7.19	1,932,932	0.43	0.43	2.01	26
Year ended 04/30/24	26.66	0.58	3.91	4.49	(0.57)	(1.83)	(2.40)	28.75	17.61	1,790,839	0.45	0.45	2.11	18
Year ended 04/30/23	29.13	0.60	0.49	1.09	(0.62)	(2.94)	(3.56)	26.66	3.91	1,563,887	0.44	0.44	2.16	21
Year ended 04/30/22	29.05	0.57	2.19	2.76	(0.53)	(2.15)	(2.68)	29.13	9.72	1,438,415	0.43	0.43	1.89	20
Year ended 04/30/21	18.92	0.48	10.24	10.72	(0.59)	—	(0.59)	29.05	57.56	1,538,111	0.42	0.42	2.14	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended April 30, 2025 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Comstock Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Comstock Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
10
Invesco Comstock Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $13,318 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.500%
Next $1 billion	0.450%
Next $1 billion	0.400%
Over $3 billion	0.350%
11
Invesco Comstock Fund

For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.37%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $455,971.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $379,890 in front-end sales commissions from the sale of Class A shares and $11,032 and $3,871 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,724,047,252	$629,999,788	$—	$12,354,047,040
Exchange-Traded Funds	109,902,748	—	—	109,902,748
Money Market Funds	523,977,394	342,299,773	—	866,277,167
Total Investments in Securities	12,357,927,394	972,299,561	—	13,330,226,955
12
Invesco Comstock Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Forward Foreign Currency Contracts	$—	$11,831,696	$—	$11,831,696
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,389,717)	—	(1,389,717)
Total Other Investments	—	10,441,979	—	10,441,979
Total Investments	$12,357,927,394	$982,741,540	$—	$13,340,668,934

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$11,831,696
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$11,831,696
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,389,717)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,389,717)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,112,973	$−	$1,112,973	$—	$—	$1,112,973
Canadian Imperial Bank of Commerce	−	(493)	(493)	—	—	(493)
Deutsche Bank AG	288,063	−	288,063	—	—	288,063
Goldman Sachs International	789,311	(774,782)	14,529	—	—	14,529
J.P. Morgan Chase Bank, N.A.	4,618,950	(178,901)	4,440,049	—	—	4,440,049
Royal Bank of Canada	5,022,399	(435,541)	4,586,858	—	—	4,586,858
Total	$11,831,696	$(1,389,717)	$10,441,979	$—	$—	$10,441,979
Effect of Derivative Investments for the six months ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(20,796,751)
13
Invesco Comstock Fund

Location of Gain (Loss) on Statement of Operations
Currency Risk
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	$26,806,417
Total	$6,009,666
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$802,373,874

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $31,098.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $1,310,254,128 and $1,493,343,859, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,566,013,403
Aggregate unrealized (depreciation) of investments	(361,176,657)
Net unrealized appreciation of investments	$4,204,836,746
Cost of investments for tax purposes is $9,135,832,188.
14
Invesco Comstock Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	6,588,206	$202,163,555	14,549,405	$433,442,679
Class C	363,380	11,109,595	625,390	18,501,014
Class R	569,896	17,581,888	1,261,585	37,955,190
Class Y	11,071,394	339,000,436	25,581,587	759,155,434
Class R5	817,921	25,110,457	1,604,117	47,951,407
Class R6	8,038,995	246,650,990	14,784,698	438,729,771
Issued as reinvestment of dividends:
Class A	1,564,190	48,186,010	19,654,599	582,527,040
Class C	12,138	374,494	274,501	8,147,960
Class R	31,769	979,337	454,894	13,493,404
Class Y	671,916	20,696,402	7,116,513	210,865,291
Class R5	122,899	3,779,571	1,365,248	40,403,705
Class R6	632,740	19,453,582	6,239,007	184,510,999
Automatic conversion of Class C shares to Class A shares:
Class A	211,399	6,494,205	484,852	14,506,553
Class C	(211,241)	(6,494,205)	(484,574)	(14,506,553)
Reacquired:
Class A	(13,748,155)	(421,589,886)	(28,894,158)	(861,839,186)
Class C	(271,946)	(8,327,945)	(497,414)	(14,780,981)
Class R	(649,853)	(19,883,876)	(1,509,630)	(45,014,869)
Class Y	(9,540,841)	(291,532,781)	(19,275,312)	(572,635,142)
Class R5	(2,174,062)	(67,495,908)	(3,442,840)	(102,747,862)
Class R6	(6,461,860)	(197,704,000)	(14,097,548)	(420,919,148)
Net increase (decrease) in share activity	(2,361,115)	$(71,448,079)	25,794,920	$757,746,706

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other
16
Invesco Comstock Fund

performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.
17
Invesco Comstock Fund

The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
18
Invesco Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco Comstock Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-COM-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Comstock Select Fund
Nasdaq:
A: CGRWX ■ C: CGRCX ■ R: CGRNX ■ Y: CGRYX ■ R5: IOVVX ■ R6: OGRIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.51%
Aerospace & Defense–3.97%
Textron, Inc.	384,608	$31,080,173
Air Freight & Logistics–3.87%
FedEx Corp.	119,344	30,291,894
Asset Management & Custody Banks–4.83%
State Street Corp.	327,299	37,855,402
Brewers–3.31%
Anheuser-Busch InBev S.A./N.V. (Belgium)	425,796	25,963,848
Cable & Satellite–2.22%
Charter Communications, Inc., Class A(b)	74,443	17,407,751
Communications Equipment–3.78%
Cisco Systems, Inc.	405,213	29,625,122
Diversified Banks–7.54%
Bank of America Corp.	745,239	39,833,025
Wells Fargo & Co.	221,160	19,234,285
		59,067,310
Footwear–2.64%
NIKE, Inc., Class B	320,790	20,719,826
Health Care Equipment–3.51%
Becton, Dickinson and Co.	153,713	27,470,050
Health Care Services–6.30%
CVS Health Corp.	632,123	49,400,412
Household Products–5.64%
Kimberly-Clark Corp.	137,669	16,480,356
Reckitt Benckiser Group PLC (United Kingdom)	362,216	27,705,556
		44,185,912
Integrated Oil & Gas–5.79%
Chevron Corp.	159,667	25,182,679
Suncor Energy, Inc. (Canada)	508,138	20,228,974
		45,411,653
Interactive Media & Services–4.01%
Alphabet, Inc., Class A	72,703	20,443,357
Meta Platforms, Inc., Class A	16,923	10,972,027
		31,415,384
IT Consulting & Other Services–3.18%
Cognizant Technology Solutions Corp., Class A	341,588	24,894,933
Managed Health Care–3.26%
Elevance Health, Inc.	80,522	25,541,578
Movies & Entertainment–2.61%
Walt Disney Co. (The)	181,859	20,480,961
Shares		Value
Multi-Utilities–2.19%
Dominion Energy, Inc.(c)	292,900	$17,190,301
Oil & Gas Exploration & Production–2.11%
ConocoPhillips	186,531	16,575,145
Pharmaceuticals–7.04%
Merck & Co., Inc.	361,020	31,040,500
Sanofi S.A., ADR	477,738	24,163,988
		55,204,488
Regional Banks–7.01%
Citizens Financial Group, Inc.	490,949	24,974,576
Huntington Bancshares, Inc.	1,938,619	29,932,277
		54,906,853
Research & Consulting Services–2.55%
TransUnion(c)	245,799	19,953,963
Semiconductors–7.28%
Intel Corp.(b)	781,605	31,256,384
NXP Semiconductors N.V. (Netherlands)	123,243	25,772,576
		57,028,960
Systems Software–2.87%
Microsoft Corp.	43,410	22,478,132
Total Common Stocks & Other Equity Interests (Cost $684,524,621)		764,150,051
Money Market Funds–2.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	6,375,826	6,375,826
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	11,857,981	11,857,981
Total Money Market Funds (Cost $18,233,807)		18,233,807
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $702,758,428)		782,383,858
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.29%
Invesco Private Government Fund, 4.13%(d)(e)(f)	7,161,188	7,161,188
Invesco Private Prime Fund, 4.30%(d)(e)(f)	18,640,993	18,646,585
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,807,924)		25,807,773
TOTAL INVESTMENTS IN SECURITIES–103.13% (Cost $728,566,352)		808,191,631
OTHER ASSETS LESS LIABILITIES—(3.13)%		(24,563,883)
NET ASSETS–100.00%		$783,627,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Select Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,579,500	$29,805,015	$(32,008,689)	$-	$-	$6,375,826	$154,293
Invesco Treasury Portfolio, Institutional Class	15,950,519	55,352,171	(59,444,709)	-	-	11,857,981	284,234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,824,996	61,524,924	(62,188,732)	-	-	7,161,188	36,938*
Invesco Private Prime Fund	20,104,144	117,107,607	(118,563,082)	(27)	(2,057)	18,646,585	94,755*
Total	$52,459,159	$263,789,717	$(272,205,212)	$(27)	$(2,057)	$44,041,580	$570,220

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Select Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $684,524,621)*	$764,150,051
Investments in affiliated money market funds, at value (Cost $44,041,731)	44,041,580
Cash	1,000,000
Foreign currencies, at value (Cost $99,613)	99,612
Receivable for:
Fund shares sold	196,402
Dividends	716,139
Investment for trustee deferred compensation and retirement plans	120,924
Other assets	64,291
Total assets	810,388,999
Liabilities:
Payable for:
Dividends	56
Fund shares reacquired	409,304
Collateral upon return of securities loaned	25,807,924
Accrued fees to affiliates	338,567
Accrued trustees’ and officers’ fees and benefits	42,010
Accrued other operating expenses	42,466
Trustee deferred compensation and retirement plans	120,924
Total liabilities	26,761,251
Net assets applicable to shares outstanding	$783,627,748
Net assets consist of:
Shares of beneficial interest	$614,626,015
Distributable earnings	169,001,733
$783,627,748
Net Assets:
Class A	$605,059,551
Class C	$25,489,537
Class R	$48,225,303
Class Y	$69,530,188
Class R5	$10,771
Class R6	$35,312,398
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,551,407
Class C	815,845
Class R	1,458,284
Class Y	1,928,617
Class R5	313
Class R6	983,615
Class A:
Net asset value per share	$34.47
Maximum offering price per share (Net asset value of $34.47 ÷ 94.50%)	$36.48
Class C:
Net asset value and offering price per share	$31.24
Class R:
Net asset value and offering price per share	$33.07
Class Y:
Net asset value and offering price per share	$36.05
Class R5:
Net asset value and offering price per share	$34.41
Class R6:
Net asset value and offering price per share	$35.90

*	At October 31, 2025, securities with an aggregate value of $25,470,594 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Select Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Interest	$3,872
Dividends (net of foreign withholding taxes of $98,775)	8,726,940
Dividends from affiliated money market funds (includes net securities lending income of $18,129)	456,656
Foreign withholding tax claims	87,363
Total investment income	9,274,831
Expenses:
Advisory fees	1,966,762
Administrative services fees	54,036
Custodian fees	2,558
Distribution fees:
Class A	717,332
Class C	127,314
Class R	118,604
Transfer agent fees — A, C, R and Y	449,891
Transfer agent fees — R5	2
Transfer agent fees — R6	5,446
Trustees’ and officers’ fees and benefits	7,126
Registration and filing fees	53,752
Reports to shareholders	24,994
Professional services fees	38,449
Other	9,681
Total expenses	3,575,947
Less: Fees waived and/or expense offset arrangement(s)	(29,054)
Net expenses	3,546,893
Net investment income	5,727,938
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	51,715,959
Affiliated investment securities	(2,057)
Foreign currencies	63,228
51,777,130
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	46,719,232
Affiliated investment securities	(27)
Foreign currencies	(15,797)
46,703,408
Net realized and unrealized gain	98,480,538
Net increase in net assets resulting from operations	$104,208,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Select Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$5,727,938	$12,553,578
Net realized gain	51,777,130	130,222,229
Change in net unrealized appreciation (depreciation)	46,703,408	(110,363,635)
Net increase in net assets resulting from operations	104,208,476	32,412,172
Distributions to shareholders from distributable earnings:
Class A	(4,292,013)	(87,893,521)
Class C	(88,787)	(4,117,944)
Class R	(280,480)	(7,176,971)
Class Y	(527,158)	(11,154,394)
Class R5	(92)	(1,693)
Class R6	(309,687)	(5,190,260)
Total distributions from distributable earnings	(5,498,217)	(115,534,783)
Share transactions–net:
Class A	(22,752,537)	27,607,168
Class C	(1,708,631)	(1,367,422)
Class R	(2,266,440)	3,272,160
Class Y	(531,753)	(18,237,559)
Class R6	(2,536,470)	1,842,867
Net increase (decrease) in net assets resulting from share transactions	(29,795,831)	13,117,214
Net increase (decrease) in net assets	68,914,428	(70,005,397)
Net assets:
Beginning of period	714,713,320	784,718,717
End of period	$783,627,748	$714,713,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Select Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$30.22	$0.25	$4.24	$4.49	$(0.24)	$—	$(0.24)	$34.47	14.89%(d)	$605,060	0.92%(d)(e)	0.92%(d)(e)	1.49%(d)(e)	27%
Year ended 04/30/25	33.93	0.54	1.04	1.58	(0.59)	(4.70)	(5.29)	30.22	3.80 (d)	551,224	0.92 (d)	0.93 (d)	1.61 (d)	70
Year ended 04/30/24	31.62	0.56	3.43	3.99	(0.52)	(1.16)	(1.68)	33.93	13.00 (d)	587,947	0.91 (d)	0.93 (d)	1.75 (d)	104
Year ended 04/30/23	34.11	0.45	2.19	2.64	(0.45)	(4.68)	(5.13)	31.62	8.36 (d)	548,500	1.01 (d)	1.02 (d)	1.37 (d)	57
Year ended 04/30/22	33.66	0.40	1.87	2.27	(0.38)	(1.44)	(1.82)	34.11	6.88 (d)	530,151	0.91 (d)	0.92 (d)	1.15 (d)	54
Year ended 04/30/21	21.50	0.46	12.39	12.85	(0.69)	—	(0.69)	33.66	60.66 (d)	546,503	0.93 (d)	1.04 (d)	1.75 (d)	46
Class C
Six months ended 10/31/25	27.39	0.11	3.85	3.96	(0.11)	—	(0.11)	31.24	14.45	25,490	1.68 (e)	1.68 (e)	0.73 (e)	27
Year ended 04/30/25	31.15	0.26	0.97	1.23	(0.29)	(4.70)	(4.99)	27.39	3.01	23,912	1.68	1.69	0.85	70
Year ended 04/30/24	29.12	0.29	3.15	3.44	(0.25)	(1.16)	(1.41)	31.15	12.16	28,366	1.67	1.69	0.99	104
Year ended 04/30/23	31.76	0.18	2.04	2.22	(0.18)	(4.68)	(4.86)	29.12	7.51	30,601	1.77	1.78	0.61	57
Year ended 04/30/22	31.44	0.13	1.74	1.87	(0.11)	(1.44)	(1.55)	31.76	6.05	31,095	1.67	1.68	0.39	54
Year ended 04/30/21	20.08	0.24	11.58	11.82	(0.46)	—	(0.46)	31.44	59.49	30,455	1.68	1.80	1.00	46
Class R
Six months ended 10/31/25	28.99	0.20	4.07	4.27	(0.19)	—	(0.19)	33.07	14.75	48,225	1.18 (e)	1.18 (e)	1.23 (e)	27
Year ended 04/30/25	32.73	0.44	1.00	1.44	(0.48)	(4.70)	(5.18)	28.99	3.50	44,390	1.18	1.19	1.35	70
Year ended 04/30/24	30.54	0.46	3.31	3.77	(0.42)	(1.16)	(1.58)	32.73	12.71	46,540	1.17	1.19	1.49	104
Year ended 04/30/23	33.10	0.35	2.12	2.47	(0.35)	(4.68)	(5.03)	30.54	8.05	42,402	1.27	1.28	1.11	57
Year ended 04/30/22	32.70	0.30	1.82	2.12	(0.28)	(1.44)	(1.72)	33.10	6.62	39,500	1.17	1.18	0.89	54
Year ended 04/30/21	20.89	0.38	12.04	12.42	(0.61)	—	(0.61)	32.70	60.24	39,590	1.18	1.30	1.50	46
Class Y
Six months ended 10/31/25	31.60	0.30	4.44	4.74	(0.29)	—	(0.29)	36.05	15.04	69,530	0.68 (e)	0.68 (e)	1.73 (e)	27
Year ended 04/30/25	35.28	0.65	1.07	1.72	(0.70)	(4.70)	(5.40)	31.60	4.06	61,875	0.68	0.69	1.85	70
Year ended 04/30/24	32.83	0.67	3.56	4.23	(0.62)	(1.16)	(1.78)	35.28	13.27	86,777	0.67	0.69	1.99	104
Year ended 04/30/23	35.26	0.54	2.26	2.80	(0.55)	(4.68)	(5.23)	32.83	8.58	67,601	0.77	0.78	1.61	57
Year ended 04/30/22	34.75	0.50	1.93	2.43	(0.48)	(1.44)	(1.92)	35.26	7.13	50,894	0.67	0.68	1.39	54
Year ended 04/30/21	22.19	0.54	12.80	13.34	(0.78)	—	(0.78)	34.75	61.10	45,879	0.68	0.80	2.00	46
Class R5
Six months ended 10/31/25	30.16	0.30	4.24	4.54	(0.29)	—	(0.29)	34.41	15.10	11	0.59 (e)	0.59 (e)	1.82 (e)	27
Year ended 04/30/25	33.87	0.65	1.05	1.70	(0.71)	(4.70)	(5.41)	30.16	4.16	9	0.59	0.59	1.94	70
Year ended 04/30/24	31.56	0.67	3.43	4.10	(0.63)	(1.16)	(1.79)	33.87	13.39	11	0.58	0.59	2.08	104
Year ended 04/30/23	34.07	0.56	2.18	2.74	(0.57)	(4.68)	(5.25)	31.56	8.71	10	0.66	0.67	1.72	57
Year ended 04/30/22	33.62	0.52	1.87	2.39	(0.50)	(1.44)	(1.94)	34.07	7.24	11	0.57	0.58	1.49	54
Year ended 04/30/21	21.47	0.55	12.38	12.93	(0.78)	—	(0.78)	33.62	61.27	11	0.57	0.60	2.11	46
Class R6
Six months ended 10/31/25	31.47	0.32	4.42	4.74	(0.31)	—	(0.31)	35.90	15.08	35,312	0.59 (e)	0.59 (e)	1.82 (e)	27
Year ended 04/30/25	35.16	0.68	1.07	1.75	(0.74)	(4.70)	(5.44)	31.47	4.15	33,303	0.59	0.59	1.94	70
Year ended 04/30/24	32.72	0.70	3.55	4.25	(0.65)	(1.16)	(1.81)	35.16	13.39	35,077	0.58	0.59	2.08	104
Year ended 04/30/23	35.16	0.57	2.25	2.82	(0.58)	(4.68)	(5.26)	32.72	8.70	20,430	0.66	0.67	1.72	57
Year ended 04/30/22	34.65	0.54	1.93	2.47	(0.52)	(1.44)	(1.96)	35.16	7.26	9,729	0.55	0.58	1.51	54
Year ended 04/30/21	22.13	0.51	12.83	13.34	(0.82)	—	(0.82)	34.65	61.33	6,606	0.52	0.58	2.16	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
October 31, 2025 and the years ended April 30, 2025, 2024, 2023, 2022 and 2021.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Select Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Comstock Select Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
9
Invesco Comstock Select Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $2,110 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10
Invesco Comstock Select Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $300 million	0.625%
Next $100 million	0.500%
Next $4.6 billion	0.450%
Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $13,805.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $24,176 in front-end sales commissions from the sale of Class A shares and $0 and $396 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
11
Invesco Comstock Select Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$710,480,647	$53,669,404	$—	$764,150,051
Money Market Funds	18,233,807	25,807,773	—	44,041,580
Total Investments	$728,714,454	$79,477,177	$—	$808,191,631
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $15,249.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $198,798,380 and $220,769,335, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$125,066,476
Aggregate unrealized (depreciation) of investments	(45,771,685)
Net unrealized appreciation of investments	$79,294,791
Cost of investments for tax purposes is $728,896,840.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	500,365	$16,540,853	1,066,864	$35,878,929
Class C	58,283	1,768,821	125,365	3,850,664
Class R	74,725	2,384,485	195,021	6,324,648
Class Y	305,277	10,737,197	497,195	17,066,186
Class R6	76,230	2,648,069	436,023	14,754,028
12
Invesco Comstock Select Fund

	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	121,014	$4,054,721	2,594,778	$83,907,283
Class C	2,887	87,648	139,057	4,074,003
Class R	8,698	279,614	230,975	7,166,021
Class Y	12,269	429,849	281,880	9,537,679
Class R6	8,452	294,778	149,949	5,051,097
Automatic conversion of Class C shares to Class A shares:
Class A	38,054	1,265,896	96,931	3,252,963
Class C	(41,983)	(1,265,896)	(106,355)	(3,252,963)
Reacquired:
Class A	(1,350,502)	(44,614,007)	(2,845,302)	(95,432,007)
Class C	(76,432)	(2,299,204)	(195,563)	(6,039,126)
Class R	(156,473)	(4,930,539)	(316,639)	(10,218,509)
Class Y	(347,087)	(11,698,799)	(1,280,357)	(44,841,424)
Class R6	(159,433)	(5,479,317)	(525,286)	(17,962,258)
Net increase (decrease) in share activity	(925,656)	$(29,795,831)	544,536	$13,117,214

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Comstock Select Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Select Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts. the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
14
Invesco Comstock Select Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
15
Invesco Comstock Select Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Comstock Select Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-VAL-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ■ C: IUTCX ■ R: IRTCX ■ Y: IAUYX ■ Investor: FSTUX ■ R5: FSIUX ■ R6: IFUTX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.60%
Aerospace & Defense–1.85%
Airbus SE (France)	93,626	$23,085,459
Northrop Grumman Corp.	76,805	44,811,877
		67,897,336
Agricultural & Farm Machinery–1.36%
Deere & Co.	108,210	49,952,982
Apparel Retail–0.72%
Ross Stores, Inc.	165,208	26,254,855
Application Software–1.32%
Salesforce, Inc.	185,504	48,307,097
Asset Management & Custody Banks–1.81%
BlackRock, Inc.	38,025	41,173,850
KKR & Co., Inc., Class A	212,351	25,127,494
		66,301,344
Biotechnology–1.12%
AbbVie, Inc.	189,112	41,233,981
Building Products–1.04%
Johnson Controls International PLC	334,813	38,299,259
Cable & Satellite–0.76%
Comcast Corp., Class A	997,882	27,776,046
Communications Equipment–2.33%
Cisco Systems, Inc.	1,169,245	85,483,502
Construction Materials–1.35%
CRH PLC	414,643	49,383,981
Consumer Staples Merchandise Retail–2.80%
Walmart, Inc.	1,015,591	102,757,497
Diversified Banks–10.47%
Bank of America Corp.	1,930,156	103,166,838
Fifth Third Bancorp	672,125	27,973,842
JPMorgan Chase & Co.	462,290	143,827,665
PNC Financial Services Group, Inc. (The)	242,760	44,315,838
Wells Fargo & Co.	747,016	64,967,982
		384,252,165
Electric Utilities–2.87%
Entergy Corp.	500,817	48,123,505
PPL Corp.	1,569,986	57,335,889
		105,459,394
Electrical Components & Equipment–2.77%
Eaton Corp. PLC	168,662	64,354,673
Emerson Electric Co.	267,658	37,357,027
		101,711,700
Electronic Manufacturing Services–0.95%
TE Connectivity PLC (Switzerland)	140,836	34,787,900
Shares		Value
Food Distributors–1.13%
Sysco Corp.	558,537	$41,488,128
Health Care Distributors–1.24%
Cencora, Inc.	134,745	45,518,208
Health Care Equipment–2.80%
Abbott Laboratories	421,102	52,056,629
Medtronic PLC	560,554	50,842,248
		102,898,877
Health Care Services–1.38%
CVS Health Corp.	645,341	50,433,399
Home Improvement Retail–2.99%
Lowe’s Cos., Inc.	461,249	109,837,224
Hotels, Resorts & Cruise Lines–1.56%
Marriott International, Inc., Class A	220,037	57,337,242
Household Products–3.02%
Colgate-Palmolive Co.	516,035	39,760,497
Procter & Gamble Co. (The)	473,176	71,151,475
		110,911,972
Industrial Gases–0.66%
Air Products and Chemicals, Inc.	100,188	24,304,607
Industrial Machinery & Supplies & Components–2.19%
Parker-Hannifin Corp.	103,897	80,294,719
Industrial REITs–1.39%
Prologis, Inc.	411,385	51,048,765
Insurance Brokers–0.71%
Marsh & McLennan Cos., Inc.	147,017	26,191,079
Integrated Oil & Gas–2.36%
Chevron Corp.	549,839	86,720,607
Integrated Telecommunication Services–1.42%
AT&T, Inc.	2,100,635	51,990,716
Investment Banking & Brokerage–3.16%
Charles Schwab Corp. (The)	678,195	64,102,991
Morgan Stanley	317,108	52,005,712
		116,108,703
Life Sciences Tools & Services–1.08%
Danaher Corp.	183,459	39,513,399
Movies & Entertainment–1.31%
Walt Disney Co. (The)	425,682	47,940,307
Multi-Utilities–3.73%
CMS Energy Corp.	727,569	53,512,700
Public Service Enterprise Group, Inc.	666,784	53,716,119
Sempra	322,153	29,618,747
		136,847,566
Oil & Gas Exploration & Production–1.31%
ConocoPhillips	540,721	48,048,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Refining & Marketing–1.04%
Valero Energy Corp.	225,220	$38,188,303
Oil & Gas Storage & Transportation–1.24%
Williams Cos., Inc. (The)	783,370	45,333,622
Packaged Foods & Meats–0.69%
McCormick & Co., Inc.	396,212	25,420,962
Paper & Plastic Packaging Products & Materials–0.89%
Smurfit WestRock PLC	438,000	16,170,960
Sonoco Products Co.	410,222	16,642,707
		32,813,667
Pharmaceuticals–5.88%
AstraZeneca PLC (United Kingdom)	251,522	41,488,184
Bristol-Myers Squibb Co.	744,115	34,281,378
Johnson & Johnson	569,695	107,598,295
Merck & Co., Inc.	375,429	32,279,385
		215,647,242
Property & Casualty Insurance–4.44%
American International Group, Inc.	709,076	55,988,641
Chubb Ltd.	222,144	61,520,559
Hartford Insurance Group, Inc. (The)	366,942	45,566,858
		163,076,058
Rail Transportation–1.38%
Union Pacific Corp.	230,490	50,793,081
Restaurants–2.81%
McDonald’s Corp.	277,612	82,847,749
Yum! Brands, Inc.	147,202	20,344,789
		103,192,538
Semiconductor Materials & Equipment–1.46%
Lam Research Corp.	338,976	53,375,161
Shares		Value
Semiconductors–2.55%
Broadcom, Inc.	94,493	$34,927,447
NXP Semiconductors N.V. (Netherlands)	123,540	25,834,685
Texas Instruments, Inc.	203,037	32,782,354
		93,544,486
Soft Drinks & Non-alcoholic Beverages–1.65%
Coca-Cola Co. (The)	876,923	60,419,995
Specialty Chemicals–0.71%
DuPont de Nemours, Inc.	320,130	26,138,615
Systems Software–2.87%
Microsoft Corp.	168,168	87,079,072
Oracle Corp.	69,536	18,260,849
		105,339,921
Telecom Tower REITs–1.20%
Crown Castle, Inc.	488,283	44,052,892
Tobacco–1.83%
Philip Morris International, Inc.	465,745	67,220,976
Total Common Stocks & Other Equity Interests (Cost $2,619,504,874)		3,581,850,544
Money Market Funds–2.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(c)	29,165,396	29,165,396
Invesco Treasury Portfolio, Institutional Class, 3.96%(b)(c)	54,154,582	54,154,582
Total Money Market Funds (Cost $83,319,978)		83,319,978
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $2,702,824,852)		3,665,170,522
OTHER ASSETS LESS LIABILITIES—0.13%		4,700,257
NET ASSETS–100.00%		$3,669,870,779
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,867,319	$121,572,442	$(133,274,365)	$-	$-	$29,165,396	$714,874
Invesco Treasury Portfolio, Institutional Class	75,886,724	225,777,392	(247,509,534)	-	-	54,154,582	1,314,957
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	35,091,147	(35,091,147)	-	-	-	25,666*
Invesco Private Prime Fund	-	89,572,397	(89,576,281)	-	3,884	-	71,013*
Total	$116,754,043	$472,013,378	$(505,451,327)	$-	$3,884	$83,319,978	$2,126,510

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Dividend Income Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,619,504,874)	$3,581,850,544
Investments in affiliated money market funds, at value (Cost $83,319,978)	83,319,978
Foreign currencies, at value (Cost $975)	983
Receivable for:
Fund shares sold	873,434
Dividends	7,795,996
Investment for trustee deferred compensation and retirement plans	283,604
Other assets	85,534
Total assets	3,674,210,073
Liabilities:
Payable for:
Fund shares reacquired	2,244,940
Accrued fees to affiliates	1,555,223
Accrued trustees’ and officers’ fees and benefits	33,712
Accrued other operating expenses	157,873
Trustee deferred compensation and retirement plans	347,546
Total liabilities	4,339,294
Net assets applicable to shares outstanding	$3,669,870,779
Net assets consist of:
Shares of beneficial interest	$2,349,301,484
Distributable earnings	1,320,569,295
$3,669,870,779

Net Assets:
Class A	$2,884,384,924
Class C	$101,782,285
Class R	$103,644,876
Class Y	$302,176,931
Investor Class	$73,562,778
Class R5	$1,269,520
Class R6	$203,049,465
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	102,430,080
Class C	3,557,653
Class R	3,680,888
Class Y	10,595,526
Investor Class	2,578,613
Class R5	45,059
Class R6	7,200,257
Class A:
Net asset value per share	$28.16
Maximum offering price per share (Net asset value of $28.16 ÷ 94.50%)	$29.80
Class C:
Net asset value and offering price per share	$28.61
Class R:
Net asset value and offering price per share	$28.16
Class Y:
Net asset value and offering price per share	$28.52
Investor Class:
Net asset value and offering price per share	$28.53
Class R5:
Net asset value and offering price per share	$28.17
Class R6:
Net asset value and offering price per share	$28.20
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Dividend Income Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $184,423)	$41,463,161
Dividends from affiliated money market funds (includes net securities lending income of $3,827)	2,033,658
Total investment income	43,496,819
Expenses:
Advisory fees	9,768,112
Administrative services fees	258,112
Custodian fees	11,758
Distribution fees:
Class A	3,467,099
Class C	533,992
Class R	259,730
Investor Class	91,376
Transfer agent fees — A, C, R, Y and Investor Class	1,980,649
Transfer agent fees — R5	902
Transfer agent fees — R6	29,808
Trustees’ and officers’ fees and benefits	26,400
Registration and filing fees	73,198
Reports to shareholders	99,443
Professional services fees	45,680
Other	31,726
Total expenses	16,677,985
Less: Fees waived and/or expense offset arrangement(s)	(116,809)
Net expenses	16,561,176
Net investment income	26,935,643
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	122,632,330
Affiliated investment securities	3,884
Foreign currencies	88,756
122,724,970
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	264,657,461
Foreign currencies	(21,179)
264,636,282
Net realized and unrealized gain	387,361,252
Net increase in net assets resulting from operations	$414,296,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Dividend Income Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$26,935,643	$55,644,559
Net realized gain	122,724,970	283,357,917
Change in net unrealized appreciation (depreciation)	264,636,282	(85,016,894)
Net increase in net assets resulting from operations	414,296,895	253,985,582
Distributions to shareholders from distributable earnings:
Class A	(18,617,619)	(193,787,689)
Class C	(291,462)	(7,381,762)
Class R	(537,411)	(6,805,603)
Class Y	(2,310,690)	(22,313,268)
Investor Class	(467,658)	(4,846,095)
Class R5	(13,433)	(132,427)
Class R6	(1,632,641)	(14,376,689)
Total distributions from distributable earnings	(23,870,914)	(249,643,533)
Share transactions–net:
Class A	(116,763,199)	(55,808,155)
Class C	(12,448,404)	(42,083,966)
Class R	(4,615,418)	(5,046,639)
Class Y	(16,699,598)	(46,086,344)
Investor Class	(2,228,108)	(667,582)
Class R5	(778,307)	89,754
Class R6	(10,652,982)	(5,441,248)
Net increase (decrease) in net assets resulting from share transactions	(164,186,016)	(155,044,180)
Net increase (decrease) in net assets	226,239,965	(150,702,131)
Net assets:
Beginning of period	3,443,630,814	3,594,332,945
End of period	$3,669,870,779	$3,443,630,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Dividend Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$25.26	$0.20	$2.88	$3.08	$(0.18)	$—	$(0.18)	$28.16	12.21%(d)	$2,884,385	0.91%(d)(e)	0.91%(d)(e)	1.45%(d)(e)	14%
Year ended 04/30/25	25.28	0.40	1.43	1.83	(0.40)	(1.45)	(1.85)	25.26	7.01 (d)	2,695,058	0.92 (d)	0.92 (d)	1.51 (d)	54
Year ended 04/30/24	24.50	0.47	1.70	2.17	(0.51)	(0.88)	(1.39)	25.28	9.21 (d)	2,750,797	0.93 (d)	0.93 (d)	1.91 (d)	40
Year ended 04/30/23	25.42	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.50	2.01 (d)	2,806,537	0.92 (d)	0.92 (d)	1.85 (d)	17
Year ended 04/30/22	25.62	0.48	1.00	1.48	(0.47)	(1.21)	(1.68)	25.42	5.95 (d)	2,887,737	0.93 (d)	0.93 (d)	1.84 (d)	38
Year ended 04/30/21	20.11	0.47	5.53	6.00	(0.49)	—	(0.49)	25.62	30.23 (d)	2,921,798	0.97 (d)	0.97 (d)	2.10 (d)	4
Class C
Six months ended 10/31/25	25.67	0.10	2.92	3.02	(0.08)	—	(0.08)	28.61	11.76	101,782	1.67 (e)	1.67 (e)	0.69 (e)	14
Year ended 04/30/25	25.67	0.20	1.45	1.65	(0.20)	(1.45)	(1.65)	25.67	6.21	102,708	1.68	1.68	0.75	54
Year ended 04/30/24	24.86	0.29	1.73	2.02	(0.33)	(0.88)	(1.21)	25.67	8.39	142,969	1.69	1.69	1.15	40
Year ended 04/30/23	25.78	0.27	0.04	0.31	(0.26)	(0.97)	(1.23)	24.86	1.23	184,187	1.68	1.68	1.09	17
Year ended 04/30/22	25.97	0.29	1.01	1.30	(0.28)	(1.21)	(1.49)	25.78	5.13	229,596	1.69	1.69	1.08	38
Year ended 04/30/21	20.38	0.30	5.61	5.91	(0.32)	—	(0.32)	25.97	29.29	285,321	1.73	1.73	1.34	4
Class R
Six months ended 10/31/25	25.26	0.17	2.87	3.04	(0.14)	—	(0.14)	28.16	12.07	103,645	1.17 (e)	1.17 (e)	1.19 (e)	14
Year ended 04/30/25	25.28	0.33	1.43	1.76	(0.33)	(1.45)	(1.78)	25.26	6.73	97,228	1.18	1.18	1.25	54
Year ended 04/30/24	24.50	0.41	1.70	2.11	(0.45)	(0.88)	(1.33)	25.28	8.92	102,155	1.19	1.19	1.65	40
Year ended 04/30/23	25.42	0.39	0.04	0.43	(0.38)	(0.97)	(1.35)	24.50	1.74	108,030	1.18	1.18	1.59	17
Year ended 04/30/22	25.62	0.42	1.00	1.42	(0.41)	(1.21)	(1.62)	25.42	5.68	111,671	1.19	1.19	1.58	38
Year ended 04/30/21	20.11	0.41	5.53	5.94	(0.43)	—	(0.43)	25.62	29.89	110,667	1.23	1.23	1.84	4
Class Y
Six months ended 10/31/25	25.58	0.24	2.91	3.15	(0.21)	—	(0.21)	28.52	12.35	302,177	0.67 (e)	0.67 (e)	1.69 (e)	14
Year ended 04/30/25	25.59	0.47	1.44	1.91	(0.47)	(1.45)	(1.92)	25.58	7.24	286,711	0.68	0.68	1.75	54
Year ended 04/30/24	24.78	0.53	1.73	2.26	(0.57)	(0.88)	(1.45)	25.59	9.51	330,813	0.69	0.69	2.15	40
Year ended 04/30/23	25.71	0.52	0.03	0.55	(0.51)	(0.97)	(1.48)	24.78	2.22	331,823	0.68	0.68	2.09	17
Year ended 04/30/22	25.89	0.55	1.02	1.57	(0.54)	(1.21)	(1.75)	25.71	6.24	335,608	0.69	0.69	2.08	38
Year ended 04/30/21	20.32	0.52	5.59	6.11	(0.54)	—	(0.54)	25.89	30.55	344,755	0.73	0.73	2.34	4
Investor Class
Six months ended 10/31/25	25.59	0.20	2.92	3.12	(0.18)	—	(0.18)	28.53	12.21	73,563	0.92 (e)	0.92 (e)	1.44 (e)	14
Year ended 04/30/25	25.60	0.40	1.44	1.84	(0.40)	(1.45)	(1.85)	25.59	6.97	68,052	0.93	0.93	1.50	54
Year ended 04/30/24	24.79	0.47	1.73	2.20	(0.51)	(0.88)	(1.39)	25.60	9.24	68,712	0.94	0.94	1.90	40
Year ended 04/30/23	25.71	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.79	1.99	68,495	0.93	0.93	1.84	17
Year ended 04/30/22	25.89	0.48	1.02	1.50	(0.47)	(1.21)	(1.68)	25.71	5.96	72,230	0.94	0.94	1.83	38
Year ended 04/30/21	20.31	0.47	5.59	6.06	(0.48)	—	(0.48)	25.89	30.25	73,628	0.98	0.98	2.09	4
Class R5
Six months ended 10/31/25	25.27	0.24	2.87	3.11	(0.21)	—	(0.21)	28.17	12.34	1,270	0.66 (e)	0.66 (e)	1.70 (e)	14
Year ended 04/30/25	25.29	0.47	1.43	1.90	(0.47)	(1.45)	(1.92)	25.27	7.29	1,843	0.66	0.66	1.77	54
Year ended 04/30/24	24.51	0.53	1.70	2.23	(0.57)	(0.88)	(1.45)	25.29	9.49	1,758	0.67	0.67	2.17	40
Year ended 04/30/23	25.43	0.52	0.04	0.56	(0.51)	(0.97)	(1.48)	24.51	2.30	1,709	0.65	0.65	2.12	17
Year ended 04/30/22	25.63	0.55	1.00	1.55	(0.54)	(1.21)	(1.75)	25.43	6.24	1,425	0.66	0.66	2.11	38
Year ended 04/30/21	20.11	0.53	5.54	6.07	(0.55)	—	(0.55)	25.63	30.66	2,337	0.66	0.66	2.41	4
Class R6
Six months ended 10/31/25	25.30	0.25	2.87	3.12	(0.22)	—	(0.22)	28.20	12.37	203,049	0.59 (e)	0.59 (e)	1.77 (e)	14
Year ended 04/30/25	25.32	0.49	1.43	1.92	(0.49)	(1.45)	(1.94)	25.30	7.35	192,031	0.59	0.59	1.84	54
Year ended 04/30/24	24.53	0.55	1.71	2.26	(0.59)	(0.88)	(1.47)	25.32	9.60	197,127	0.60	0.60	2.24	40
Year ended 04/30/23	25.45	0.54	0.04	0.58	(0.53)	(0.97)	(1.50)	24.53	2.36	212,736	0.58	0.58	2.19	17
Year ended 04/30/22	25.65	0.57	1.00	1.57	(0.56)	(1.21)	(1.77)	25.45	6.31	222,790	0.59	0.59	2.18	38
Year ended 04/30/21	20.13	0.55	5.54	6.09	(0.57)	—	(0.57)	25.65	30.75	241,970	0.58	0.58	2.49	4

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
October 31, 2025 and the years ended April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Dividend Income Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Dividend Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
9
Invesco Dividend Income Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.6325%
Next $500 million	0.6125%
Next $600 million	0.6000%
Next $400 million	0.5325%
Next $2 billion	0.4500%
Next $2 billion	0.4000%
Next $2 billion	0.3750%
Over $8 billion	0.3500%
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.53%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
10
Invesco Dividend Income Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $63,190.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $108,751 in front-end sales commissions from the sale of Class A shares and $1,472 and $1,095 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,517,276,901	$64,573,643	$—	$3,581,850,544
Money Market Funds	83,319,978	—	—	83,319,978
Total Investments	$3,600,596,879	$64,573,643	$—	$3,665,170,522
11
Invesco Dividend Income Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $53,619.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $484,728,945 and $581,816,434, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,020,886,476
Aggregate unrealized (depreciation) of investments	(67,015,085)
Net unrealized appreciation of investments	$953,871,391
Cost of investments for tax purposes is $2,711,299,131.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,990,077	$54,510,227	4,632,596	$122,017,814
Class C	233,062	6,455,121	471,510	12,633,605
Class R	196,305	5,365,429	434,520	11,461,672
Class Y	565,610	15,744,079	1,309,499	34,930,136
Investor Class	33,250	922,111	43,227	1,148,858
Class R5	1,076	29,982	2,037	53,288
Class R6	363,276	9,981,522	1,124,341	29,560,104
Issued as reinvestment of dividends:
Class A	604,260	16,577,784	6,720,486	177,291,669
Class C	10,007	278,538	262,981	7,046,119
Class R	19,474	534,149	256,883	6,775,926
Class Y	57,871	1,607,394	680,483	18,174,112
Investor Class	14,715	408,935	170,695	4,560,708
Class R5	487	13,339	4,986	131,579
Class R6	53,987	1,482,908	510,843	13,493,829
12
Invesco Dividend Income Fund

Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	365,125	$10,030,661	1,444,850	$38,288,093
Class C	(359,342)	(10,030,661)	(1,422,703)	(38,288,093)
Reacquired:
Class A	(7,216,736)	(197,881,871)	(14,908,969)	(393,405,731)
Class C	(327,558)	(9,151,402)	(879,421)	(23,475,597)
Class R	(383,968)	(10,514,996)	(883,017)	(23,284,237)
Class Y	(1,234,844)	(34,051,071)	(3,710,880)	(99,190,592)
Investor Class	(128,655)	(3,559,154)	(239,055)	(6,377,148)
Class R5	(29,425)	(821,628)	(3,611)	(95,113)
Class R6	(808,159)	(22,117,412)	(1,830,080)	(48,495,181)
Net increase (decrease) in share activity	(5,980,105)	$(164,186,016)	(5,807,799)	$(155,044,180)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Dividend Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and was above the performance of the Index for the three year period.  The Board considered that the Fund’s defensive positioning relative to the peer group and stock selection (i.e., not holding certain large cap stocks) detracted from the Fund’s relative performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that
14
Invesco Dividend Income Fund

selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
15
Invesco Dividend Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Dividend Income Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-DIVI-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Energy Fund
Nasdaq:
A: IENAX ■ C: IEFCX ■ R: IEFRX ■ Y: IENYX ■ Investor: FSTEX ■ R5: IENIX ■ R6: IENSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.95%
Integrated Oil & Gas–49.78%
BP PLC, ADR	511,486	$17,968,503
Chevron Corp.	343,173	54,125,246
Exxon Mobil Corp.	511,182	58,458,773
Shell PLC, ADR (United Kingdom)(b)	486,342	36,436,743
Suncor Energy, Inc. (Canada)	613,644	24,435,505
TotalEnergies SE (France)	284,630	17,770,880
		209,195,650
Multi-Utilities–1.78%
Sempra	81,294	7,474,170
Oil & Gas Drilling–1.39%
Noble Corp. PLC(b)	198,358	5,821,807
Oil & Gas Equipment & Services–10.93%
Atlas Energy Solutions, Inc.(b)	301,475	3,732,260
Baker Hughes Co., Class A	101,651	4,920,925
SLB Ltd.	496,642	17,908,911
Tenaris S.A.	973,822	19,354,578
		45,916,674
Oil & Gas Exploration & Production–20.37%
Canadian Natural Resources Ltd. (Canada)	629,380	20,134,955
ConocoPhillips	247,850	22,023,951
Diamondback Energy, Inc.	83,447	11,948,776
EQT Corp.	146,502	7,849,577
Expand Energy Corp.	78,579	8,117,996
Permian Resources Corp.	660,932	8,301,306
Tourmaline Oil Corp. (Canada)	164,372	7,229,766
		85,606,327
Oil & Gas Refining & Marketing–7.56%
Marathon Petroleum Corp.	82,865	16,151,217
Phillips 66 Co.	114,767	15,624,380
		31,775,597
Shares		Value
Oil & Gas Storage & Transportation–5.97%
Cheniere Energy, Inc.	48,702	$10,324,824
South Bow Corp. (Canada)	569,061	14,760,571
		25,085,395
Specialty Chemicals–1.17%
Albemarle Corp.	50,094	4,920,734
Total Common Stocks & Other Equity Interests (Cost $387,798,058)		415,796,354
Money Market Funds–1.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d)	1,670,443	1,670,443
Invesco Treasury Portfolio, Institutional Class, 3.96%(c)(d)	3,102,285	3,102,285
Total Money Market Funds (Cost $4,772,728)		4,772,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $392,570,786)		420,569,082
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.56%
Invesco Private Government Fund, 4.13%(c)(d)(e)	6,505,108	6,505,108
Invesco Private Prime Fund, 4.30%(c)(d)(e)	16,869,383	16,874,444
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,379,595)		23,379,552
TOTAL INVESTMENTS IN SECURITIES–105.65% (Cost $415,950,381)		443,948,634
OTHER ASSETS LESS LIABILITIES—(5.65)%		(23,753,334)
NET ASSETS–100.00%		$420,195,300
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,767,125	$9,164,894	$(10,261,576)	$-	$-	$1,670,443	$38,054
Invesco Treasury Portfolio, Institutional Class	5,138,980	17,020,516	(19,057,211)	-	-	3,102,285	70,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Energy Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,159,115	$225,888,752	$(224,542,759)	$-	$-	$6,505,108	$236,977*
Invesco Private Prime Fund	13,427,118	421,483,654	(418,039,364)	(43)	3,079	16,874,444	642,485*
Total	$26,492,338	$673,557,816	$(671,900,910)	$(43)	$3,079	$28,152,280	$987,592

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Energy Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $387,798,058)*	$415,796,354
Investments in affiliated money market funds, at value (Cost $28,152,323)	28,152,280
Foreign currencies, at value (Cost $5,410)	5,385
Receivable for:
Fund shares sold	129,536
Dividends	81,006
Investment for trustee deferred compensation and retirement plans	224,496
Other assets	68,157
Total assets	444,457,214
Liabilities:
Payable for:
Fund shares reacquired	308,230
Collateral upon return of securities loaned	23,379,595
Accrued fees to affiliates	287,815
Accrued trustees’ and officers’ fees and benefits	1,017
Accrued other operating expenses	55,262
Trustee deferred compensation and retirement plans	229,995
Total liabilities	24,261,914
Net assets applicable to shares outstanding	$420,195,300
Net assets consist of:
Shares of beneficial interest	$594,728,083
Distributable earnings (loss)	(174,532,783)
$420,195,300
Net Assets:
Class A	$269,539,536
Class C	$15,758,218
Class R	$83,480
Class Y	$42,867,898
Investor Class	$76,980,309
Class R5	$4,579,408
Class R6	$10,386,451
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,589,138
Class C	615,446
Class R	2,661
Class Y	1,357,762
Investor Class	2,464,682
Class R5	140,594
Class R6	318,510
Class A:
Net asset value per share	$31.38
Maximum offering price per share (Net asset value of $31.38 ÷ 94.50%)	$33.21
Class C:
Net asset value and offering price per share	$25.60
Class R:
Net asset value and offering price per share	$31.37
Class Y:
Net asset value and offering price per share	$31.57
Investor Class:
Net asset value and offering price per share	$31.23
Class R5:
Net asset value and offering price per share	$32.57
Class R6:
Net asset value and offering price per share	$32.61

*	At October 31, 2025, securities with an aggregate value of $22,934,822 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Energy Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $340,519)	$8,219,721
Dividends from affiliated money market funds (includes net securities lending income of $60,904)	169,034
Total investment income	8,388,755
Expenses:
Advisory fees	1,551,707
Administrative services fees	31,057
Custodian fees	4,524
Distribution fees:
Class A	339,345
Class C	83,560
Class R	8
Investor Class	97,217
Transfer agent fees — A, C, R, Y and Investor Class	402,671
Transfer agent fees — R5	2,206
Transfer agent fees — R6	1,391
Trustees’ and officers’ fees and benefits	11,766
Registration and filing fees	47,262
Reports to shareholders	28,441
Professional services fees	39,731
Other	9,574
Total expenses	2,650,460
Less: Fees waived and/or expense offset arrangement(s)	(13,641)
Net expenses	2,636,819
Net investment income	5,751,936
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,201,679
Affiliated investment securities	3,079
Foreign currencies	(5,112)
9,199,646
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	42,049,270
Affiliated investment securities	(43)
Foreign currencies	1,862
42,051,089
Net realized and unrealized gain	51,250,735
Net increase in net assets resulting from operations	$57,002,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Energy Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$5,751,936	$10,281,631
Net realized gain	9,199,646	29,456,374
Change in net unrealized appreciation (depreciation)	42,051,089	(77,475,065)
Net increase (decrease) in net assets resulting from operations	57,002,671	(37,737,060)
Distributions to shareholders from distributable earnings:
Class A	—	(10,517,930)
Class C	—	(826,503)
Class Y	—	(1,990,895)
Investor Class	—	(3,092,584)
Class R5	—	(214,683)
Class R6	—	(358,335)
Total distributions from distributable earnings	—	(17,000,930)
Share transactions–net:
Class A	(19,893,141)	(22,786,401)
Class C	(2,823,937)	(4,454,542)
Class R	82,370	—
Class Y	(1,700,370)	(17,390,852)
Investor Class	(6,010,542)	(8,522,207)
Class R5	(122,427)	(1,668,917)
Class R6	285,256	2,568,900
Net increase (decrease) in net assets resulting from share transactions	(30,182,791)	(52,254,019)
Net increase (decrease) in net assets	26,819,880	(106,992,009)
Net assets:
Beginning of period	393,375,420	500,367,429
End of period	$420,195,300	$393,375,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Energy Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$27.34	$0.41	$3.63	$4.04	$—	$31.38	14.78%	$269,540	1.25%(d)	1.26%(d)	2.71%(d)	8%
Year ended 04/30/25	31.00	0.67	(3.19)	(2.52)	(1.14)	27.34	(8.29)	252,837	1.23	1.24	2.23	23
Year ended 04/30/24	28.01	0.71	2.87	3.58	(0.59)	31.00	13.03	309,926	1.27	1.28	2.49	28
Year ended 04/30/23	25.05	0.69	2.52	3.21	(0.25)	28.01	12.85	353,050	1.29	1.29	2.52	52
Year ended 04/30/22	15.57	0.43	9.39	9.82	(0.34)	25.05	63.83	301,546	1.36	1.36	2.22	18
Year ended 04/30/21	11.54	0.25	4.05	4.30	(0.27)	15.57	37.77	166,204	1.56	1.56	2.00	68
Class C
Six months ended 10/31/25	22.39	0.24	2.97	3.21	—	25.60	14.34	15,758	2.00 (d)	2.01 (d)	1.96 (d)	8
Year ended 04/30/25	25.70	0.37	(2.62)	(2.25)	(1.06)	22.39	(8.96)	16,359	1.98	1.99	1.48	23
Year ended 04/30/24	23.40	0.41	2.39	2.80	(0.50)	25.70	12.20	23,366	2.02	2.03	1.74	28
Year ended 04/30/23	21.06	0.41	2.11	2.52	(0.18)	23.40	11.99	31,807	2.04	2.04	1.77	52
Year ended 04/30/22	13.18	0.24	7.91	8.15	(0.27)	21.06	62.54	26,493	2.11	2.11	1.47	18
Year ended 04/30/21	9.82	0.13	3.44	3.57	(0.21)	13.18	36.87	12,763	2.31	2.31	1.25	68
Class R
Period ended 10/31/25(e)	31.50	0.06	(0.19)(f)	(0.13)	—	31.37	0.67	83	1.50 (d)	1.51 (d)	2.46 (d)	8
Class Y
Six months ended 10/31/25	27.47	0.45	3.65	4.10	—	31.57	14.92	42,868	1.00 (d)	1.01 (d)	2.96 (d)	8
Year ended 04/30/25	31.09	0.75	(3.20)	(2.45)	(1.17)	27.47	(8.05)	38,799	0.98	0.99	2.48	23
Year ended 04/30/24	28.10	0.78	2.88	3.66	(0.67)	31.09	13.29	62,430	1.02	1.03	2.74	28
Year ended 04/30/23	25.10	0.76	2.54	3.30	(0.30)	28.10	13.16	64,238	1.04	1.04	2.77	52
Year ended 04/30/22	15.59	0.49	9.39	9.88	(0.37)	25.10	64.20	85,631	1.11	1.11	2.47	18
Year ended 04/30/21	11.54	0.28	4.06	4.34	(0.29)	15.59	38.14	29,497	1.31	1.31	2.25	68
Investor Class
Six months ended 10/31/25	27.21	0.41	3.61	4.02	—	31.23	14.77	76,980	1.25 (d)	1.26 (d)	2.71 (d)	8
Year ended 04/30/25	30.86	0.67	(3.18)	(2.51)	(1.14)	27.21	(8.30)	72,491	1.23	1.24	2.23	23
Year ended 04/30/24	27.88	0.71	2.86	3.57	(0.59)	30.86	13.05	90,997	1.27	1.28	2.49	28
Year ended 04/30/23	24.94	0.69	2.50	3.19	(0.25)	27.88	12.82	95,589	1.29	1.29	2.52	52
Year ended 04/30/22	15.51	0.43	9.34	9.77	(0.34)	24.94	63.76	96,027	1.36	1.36	2.22	18
Year ended 04/30/21	11.49	0.25	4.04	4.29	(0.27)	15.51	37.85	61,754	1.56	1.56	2.00	68
Class R5
Six months ended 10/31/25	28.33	0.48	3.76	4.24	—	32.57	14.97	4,579	0.91 (d)	0.91 (d)	3.05 (d)	8
Year ended 04/30/25	32.01	0.80	(3.30)	(2.50)	(1.18)	28.33	(7.97)	4,107	0.90	0.90	2.56	23
Year ended 04/30/24	28.91	0.83	2.97	3.80	(0.70)	32.01	13.42	6,422	0.92	0.92	2.84	28
Year ended 04/30/23	25.81	0.81	2.60	3.41	(0.31)	28.91	13.26	8,359	0.95	0.95	2.86	52
Year ended 04/30/22	16.02	0.53	9.65	10.18	(0.39)	25.81	64.39	6,352	0.97	0.97	2.61	18
Year ended 04/30/21	11.83	0.32	4.19	4.51	(0.32)	16.02	38.69	2,488	0.99	0.99	2.57	68
Class R6
Six months ended 10/31/25	28.35	0.49	3.77	4.26	—	32.61	15.03	10,386	0.84 (d)	0.84 (d)	3.12 (d)	8
Year ended 04/30/25	32.02	0.82	(3.30)	(2.48)	(1.19)	28.35	(7.92)	8,783	0.83	0.83	2.63	23
Year ended 04/30/24	28.92	0.86	2.96	3.82	(0.72)	32.02	13.50	7,226	0.85	0.85	2.91	28
Year ended 04/30/23	25.82	0.83	2.60	3.43	(0.33)	28.92	13.30	9,037	0.88	0.88	2.93	52
Year ended 04/30/22	16.02	0.56	9.63	10.19	(0.39)	25.82	64.51	7,509	0.91	0.91	2.67	18
Year ended 04/30/21	11.83	0.34	4.17	4.51	(0.32)	16.02	38.69	1,050	0.99	0.99	2.57	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement Date of September 30, 2025.
(f)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Energy Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On September 30, 2025, the fund began offering Class R shares.Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Energy Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
9
Invesco Energy Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $1,579 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Changes in worldwide energy prices, exploration and production spending, government regulation, war, world events, local and international politics, economic conditions, exchange rates, transportation and storage costs and labor relations can affect companies in the energy sector. In addition, these companies are at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism and natural disasters. Commodity price volatility, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, and technological developments may also impact the energy sector. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. Energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available may adversely impact the financial performance of companies operating in the energy sector. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Energy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.73%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $3,347.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $25,173 in front-end sales commissions from the sale of Class A shares and $73 and $843 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
11
Invesco Energy Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$378,670,896	$37,125,458	$—	$415,796,354
Money Market Funds	4,772,728	23,379,552	—	28,152,280
Total Investments	$383,443,624	$60,505,010	$—	$443,948,634
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,294.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$226,957,731	$226,957,731
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $31,554,869 and $53,243,153, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,686,303
Aggregate unrealized (depreciation) of investments	(13,746,626)
Net unrealized appreciation of investments	$27,939,677
Cost of investments for tax purposes is $416,008,957.
12
Invesco Energy Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	541,019	$16,277,730	1,116,879	$33,412,087
Class C	32,297	795,354	121,358	2,974,653
Class R	2,661	82,370	-	-
Class Y	173,431	5,274,055	597,784	18,016,822
Investor Class	99,307	2,994,480	241,633	7,231,404
Class R5	19,368	612,802	42,592	1,326,829
Class R6	49,282	1,554,028	173,352	5,332,933
Issued as reinvestment of dividends:
Class A	-	-	338,839	9,724,794
Class C	-	-	31,720	747,640
Class Y	-	-	54,670	1,575,049
Investor Class	-	-	99,087	2,829,919
Class R5	-	-	7,152	212,409
Class R6	-	-	11,253	334,447
Automatic conversion of Class C shares to Class A shares:
Class A	25,429	767,187	76,815	2,312,712
Class C	(31,118)	(767,187)	(93,254)	(2,312,712)
Reacquired:
Class A	(1,226,068)	(36,938,058)	(2,281,306)	(68,235,994)
Class C	(116,406)	(2,852,104)	(238,199)	(5,864,123)
Class Y	(228,136)	(6,974,425)	(1,247,796)	(36,982,723)
Investor Class	(298,946)	(9,005,022)	(625,217)	(18,583,530)
Class R5	(23,763)	(735,229)	(105,359)	(3,208,155)
Class R6	(40,599)	(1,268,772)	(100,449)	(3,098,480)
Net increase (decrease) in share activity	(1,022,242)	$(30,182,791)	(1,778,446)	$(52,254,019)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Energy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI World Energy Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
14
Invesco Energy Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted
that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades
15
Invesco Energy Fund

were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
16
Invesco Energy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Energy Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-ENE-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Gold & Special Minerals Fund
Nasdaq:
A: OPGSX ■ C: OGMCX ■ R: OGMNX ■ Y: OGMYX ■ R5: IOGYX ■ R6: OGMIX

2	Consolidated Schedule of Investments
5	Consolidated Financial Statements
8	Consolidated Financial Highlights
9	Notes to Consolidated Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.71%
Australia–13.59%
Capricorn Metals Ltd.(a)	2,465,815	$20,762,546
Catalyst Metals Ltd.(a)	1,177,441	5,208,101
Emerald Resources NL(a)	3	9
Evolution Mining Ltd.	11,770,488	83,294,614
Firefinch Ltd.(b)	12,910,104	8
Genesis Minerals Ltd.(a)	6,629,362	25,222,048
Greatland Resources Ltd.(a)	976,956	4,564,974
Northern Star Resources Ltd.	6,554,457	105,689,522
OceanaGold Corp.	2,550,067	57,035,829
Ora Banda Mining Ltd.(a)	6,154,689	4,844,319
Pantoro Gold Ltd.(a)	717,848	2,397,410
Perenti Ltd.	1,367,790	2,422,560
Perseus Mining Ltd.	12,837,343	40,745,323
Ramelius Resources Ltd.	11,828,148	25,588,880
Regis Resources Ltd.	10,958,909	46,005,539
Resolute Mining Ltd.(a)	31,678,132	19,716,414
Vault Minerals Ltd.(a)	48,097,682	22,866,265
West African Resources Ltd.(a)(b)	9,989,572	17,882,979
Westgold Resources Ltd.	457,747	1,586,461
		485,833,801
Brazil–4.41%
Wheaton Precious Metals Corp.	1,632,943	157,611,658
Canada–42.37%
Agnico Eagle Mines Ltd.	2,310,406	371,536,389
Alamos Gold, Inc., Class A(c)	2,170,318	66,824,091
B2Gold Corp.	7,723,275	33,905,177
Barrick Mining Corp.	5,192,177	170,303,407
Centerra Gold, Inc.	2,550,000	29,871,662
Centerra Gold, Inc.	377,365	4,426,491
DPM Metals, Inc.	1,398,449	29,912,281
Equinox Gold Corp.(a)	418,595	4,591,987
First Majestic Silver Corp.	816,561	10,427,484
Fortuna Mining Corp.(a)	2,960,463	24,483,029
Franco-Nevada Corp.	859,784	160,461,488
G Mining Ventures Corp.(a)	559,235	11,008,861
IAMGOLD Corp.(a)	2,385,751	27,626,997
K92 Mining, Inc.(a)	2,740,498	36,440,974
Kinross Gold Corp.	6,693,855	155,565,190
Lundin Gold, Inc.	1,082,084	73,563,659
New Gold, Inc.(a)	5,820,111	42,719,615
OR Royalties, Inc.	1,135,592	36,316,232
Orla Mining Ltd.(a)	430,281	4,439,176
Pan American Silver Corp.	2,619,617	92,236,715
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	874,038
SSR Mining, Inc.	2,567,686	57,926,996
Torex Gold Resources, Inc.(a)	657,025	27,142,012
Triple Flag Precious Metals Corp.(c)	293,406	8,148,133
Triple Flag Precious Metals Corp.(c)	72,077	2,000,858
Wesdome Gold Mines Ltd.(a)	2,107,372	31,793,513
		1,514,546,455
Shares		Value
China–3.97%
China Gold International Resources Corp. Ltd.	934,900	$15,737,116
MMG Ltd.(a)	64,000	56,797
Shandong Gold Mining Co. Ltd., H Shares(d)	3,709,250	15,549,625
Wanguo Gold Group Ltd.	178,000	700,730
Zijin Mining Group Co. Ltd., H Shares	26,566,000	109,903,859
		141,948,127
Colombia–0.24%
Aris Mining Corp.(a)	874,514	8,654,418
Indonesia–0.79%
PT Aneka Tambang Tbk	146,555,700	27,260,480
PT Trimegah Bangun Persada Tbk	10,580,800	795,212
		28,055,692
Ivory Coast–1.65%
Endeavour Mining PLC	1,472,121	58,977,205
Japan–0.10%
ARE Holdings, Inc.	223,600	3,550,481
Mexico–1.43%
Fresnillo PLC	1,664,843	48,685,258
Grupo Mexico S.A.B. de C.V., Class B	296,200	2,560,791
		51,246,049
Peru–0.34%
Compania de Minas Buenaventura S.A.A., ADR	526,988	11,999,517
Hochschild Mining PLC	52,297	227,334
		12,226,851
South Africa–6.34%
Caledonia Mining Corp. PLC	116,360	3,272,043
Gold Fields Ltd., ADR	4,112,004	157,942,074
Harmony Gold Mining Co. Ltd., ADR	3,254,809	53,736,897
Pan African Resources PLC	10,697,463	11,754,183
		226,705,197
Turkey–0.65%
Eldorado Gold Corp.(a)	910,006	23,332,554
United Kingdom–4.24%
AngloGold Ashanti PLC(c)	628,470	42,736,016
AngloGold Ashanti PLC(c)	1,602,819	108,991,692
		151,727,708
United States–14.59%
Aura Minerals, Inc.	22,997	743,493
Coeur Mining, Inc.(a)	2,507,406	43,052,161
Compass Minerals International, Inc.(a)(c)	33,199	575,670
Hecla Mining Co.(c)	826,971	10,643,117
Newmont Corp.	5,093,307	412,405,068
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Gold & Special Minerals Fund

Shares		Value
United States–(continued)
Royal Gold, Inc.	309,933	$54,173,189
		521,592,698
Total Common Stocks & Other Equity Interests (Cost $1,873,421,748)		3,386,008,894
Exchange-Traded Funds–1.84%
United States–1.84%
SPDR® Gold Trust–ETF(a)	2,000	736,240
VanEck Gold Miners ETF(c)	900,000	64,854,000
Principal Amount
Equity Linked Notes–1.40%
Canada–0.38%
Canadian Imperial Bank of Commerce (VanEck Gold Miners ETF), 139.00%, 11/18/2025(d)	$8,101,000	6,901,372
Canadian Imperial Bank of Commerce (VanEck Gold Miners ETF), 114.10%, 11/25/2025(d)	6,613,000	6,843,205
		13,744,577
United Kingdom–0.70%
Barclays Bank PLC (VanEck Gold Miners ETF), 99.60%, 11/04/2025(d)	14,783,000	14,905,699
Barclays PLC (VanEck Gold Miners ETF), 96.55%, 11/12/2025(d)	9,961,000	10,162,112
		25,067,811
United States–0.32%
Wells Fargo & Co. (VanEck Gold Miners ETF), 86.51%, 12/01/2025(d)	11,045,000	11,245,787
Total Equity Linked Notes (Cost $50,503,000)		50,058,175
Shares		Value
Money Market Funds–2.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f)	30,006,760	$30,006,760
Invesco Treasury Portfolio, Institutional Class, 3.96%(e)(f)	55,726,814	55,726,814
Total Money Market Funds (Cost $85,733,574)		85,733,574
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.35% (Cost $2,065,863,718)		3,587,390,883
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.71%
Invesco Private Government Fund, 4.13%(e)(f)(g)	6,982,142	6,982,142
Invesco Private Prime Fund, 4.30%(e)(f)(g)	18,354,830	18,360,337
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,342,753)		25,342,479
TOTAL INVESTMENTS IN SECURITIES—101.06% (Cost $2,091,206,471)		3,612,733,362
OTHER ASSETS LESS LIABILITIES–(1.06)%		(37,725,161)
NET ASSETS–100.00%		$3,575,008,201
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $65,607,800, which represented 1.84% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,226,916	$165,103,746	$(159,323,902)	$-	$-	$30,006,760	$860,156
Invesco Treasury Portfolio, Institutional Class	44,992,815	306,621,244	(295,887,245)	-	-	55,726,814	1,582,504
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Gold & Special Minerals Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$287,814,535	$(280,832,393)	$-	$-	$6,982,142	$306,671*
Invesco Private Prime Fund	-	574,220,154	(555,859,543)	(274)	-	18,360,337	873,120*
Total	$69,219,731	$1,333,759,679	$(1,291,903,083)	$(274)	$-	$111,076,053	$3,622,451

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,980,130,144)*	$3,501,657,309
Investments in affiliated money market funds, at value (Cost $111,076,327)	111,076,053
Cash	1,040,386
Foreign currencies, at value (Cost $1,845,056)	1,842,027
Receivable for:
Fund shares sold	3,212,494
Dividends	855,415
Interest	1,586,909
Investment for trustee deferred compensation and retirement plans	160,776
Other assets	97,098
Total assets	3,621,528,467
Liabilities:
Payable for:
Investments purchased	11,045,000
Fund shares reacquired	8,356,027
Due to broker	243,099
Collateral upon return of securities loaned	25,342,753
Accrued fees to affiliates	1,207,899
Accrued trustees’ and officers’ fees and benefits	23,968
Accrued other operating expenses	132,849
Trustee deferred compensation and retirement plans	168,671
Total liabilities	46,520,266
Net assets applicable to shares outstanding	$3,575,008,201
Net assets consist of:
Shares of beneficial interest	$2,831,777,790
Distributable earnings	743,230,411
$3,575,008,201
Net Assets:
Class A	$1,535,160,028
Class C	$103,517,347
Class R	$264,639,192
Class Y	$928,188,997
Class R5	$2,935,210
Class R6	$740,567,427
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	30,914,790
Class C	2,368,868
Class R	5,652,094
Class Y	18,624,231
Class R5	58,841
Class R6	14,699,937
Class A:
Net asset value per share	$49.66
Maximum offering price per share (Net asset value of $49.66 ÷ 94.50%)	$52.55
Class C:
Net asset value and offering price per share	$43.70
Class R:
Net asset value and offering price per share	$46.82
Class Y:
Net asset value and offering price per share	$49.84
Class R5:
Net asset value and offering price per share	$49.88
Class R6:
Net asset value and offering price per share	$50.38

*	At October 31, 2025, securities with an aggregate value of $24,522,295 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Interest	$9,932,024
Dividends (net of foreign withholding taxes of $1,576,317)	23,065,135
Dividends from affiliates (includes net securities lending income of $108,439)	2,551,099
Total investment income	35,548,258
Expenses:
Advisory fees	8,408,857
Administrative services fees	217,166
Custodian fees	44,002
Distribution fees:
Class A	1,605,673
Class C	468,911
Class R	555,211
Transfer agent fees — A, C, R and Y	1,623,472
Transfer agent fees — R5	1,131
Transfer agent fees — R6	68,359
Trustees’ and officers’ fees and benefits	15,932
Registration and filing fees	62,971
Reports to shareholders	80,713
Professional services fees	55,827
Other	16,579
Total expenses	13,224,804
Less: Fees waived and/or expense offset arrangement(s)	(76,994)
Net expenses	13,147,810
Net investment income	22,400,448
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	652,361,936
Foreign currencies	(7,585)
Forward foreign currency contracts	10,963
Options written	(15,777,601)
636,587,713
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	417,370,272
Affiliated investment securities	(274)
Foreign currencies	(11,336)
Options written	23,477,079
440,835,741
Net realized and unrealized gain	1,077,423,454
Net increase in net assets resulting from operations	$1,099,823,902
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$22,400,448	$6,223,064
Net realized gain	636,587,713	311,010,320
Change in net unrealized appreciation	440,835,741	454,427,452
Net increase in net assets resulting from operations	1,099,823,902	771,660,836
Distributions to shareholders from distributable earnings:
Class A	—	(7,106,191)
Class C	—	(451,588)
Class R	—	(1,020,220)
Class Y	—	(5,258,849)
Class R5	—	(22,650)
Class R6	—	(4,144,414)
Total distributions from distributable earnings	—	(18,003,912)
Share transactions–net:
Class A	(37,869,187)	(62,664,427)
Class C	(9,365,060)	(19,310,437)
Class R	6,654,693	5,067,984
Class Y	(24,950,672)	(34,947,185)
Class R5	224,128	108,766
Class R6	28,742,256	3,077,537
Net increase (decrease) in net assets resulting from share transactions	(36,563,842)	(108,667,762)
Net increase in net assets	1,063,260,060	644,989,162
Net assets:
Beginning of period	2,511,748,141	1,866,758,979
End of period	$3,575,008,201	$2,511,748,141
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$34.55	$0.29	$14.82	$15.11	$—	$49.66	43.74%(d)	$1,535,160	0.95%(d)(e)	0.95%(d)(e)	1.36%(d)(e)	69%
Year ended 04/30/25	24.37	0.06	10.34	10.40	(0.22)	34.55	42.93 (d)	1,099,366	1.05 (d)	1.05 (d)	0.20 (d)	47
Year ended 04/30/24	24.58	0.06	(0.08)	(0.02)	(0.19)	24.37	(0.04)(d)	831,276	1.10 (d)	1.10 (d)	0.26 (d)	30
Year ended 04/30/23	26.81	0.09	(2.22)	(2.13)	(0.10)	24.58	(7.90)(d)	924,057	1.06 (d)	1.06 (d)	0.43 (d)	30
Year ended 04/30/22	27.70	0.05	(0.01)	0.04	(0.93)	26.81	0.43 (d)	1,070,962	1.05 (d)	1.05 (d)	0.19 (d)	32
Year ended 04/30/21	21.77	0.06	6.30	6.36	(0.43)	27.70	29.28 (d)	1,098,007	1.05 (d)	1.05 (d)	0.21 (d)	43
Class C
Six months ended 10/31/25	30.52	0.11	13.07	13.18	—	43.70	43.18	103,517	1.71 (e)	1.71 (e)	0.60 (e)	69
Year ended 04/30/25	21.65	(0.14)	9.17	9.03	(0.16)	30.52	41.88	79,726	1.81	1.81	(0.56)	47
Year ended 04/30/24	21.84	(0.10)	(0.08)	(0.18)	(0.01)	21.65	(0.82)	73,420	1.86	1.86	(0.50)	30
Year ended 04/30/23	23.89	(0.06)	(1.99)	(2.05)	—	21.84	(8.58)	93,031	1.82	1.82	(0.33)	30
Year ended 04/30/22	24.98	(0.14)	(0.02)	(0.16)	(0.93)	23.89	(0.34)	116,380	1.81	1.81	(0.57)	32
Year ended 04/30/21	19.68	(0.14)	5.70	5.56	(0.26)	24.98	28.27	128,089	1.81	1.81	(0.55)	43
Class R
Six months ended 10/31/25	32.62	0.22	13.98	14.20	—	46.82	43.53	264,639	1.21 (e)	1.21 (e)	1.10 (e)	69
Year ended 04/30/25	23.05	(0.02)	9.79	9.77	(0.20)	32.62	42.62	179,910	1.31	1.31	(0.06)	47
Year ended 04/30/24	23.26	0.00	(0.08)	(0.08)	(0.13)	23.05	(0.31)	123,912	1.36	1.36	0.00	30
Year ended 04/30/23	25.35	0.04	(2.10)	(2.06)	(0.03)	23.26	(8.10)	136,937	1.32	1.32	0.17	30
Year ended 04/30/22	26.32	(0.02)	(0.02)	(0.04)	(0.93)	25.35	0.14	157,476	1.31	1.31	(0.07)	32
Year ended 04/30/21	20.69	(0.01)	5.98	5.97	(0.34)	26.32	28.90	153,232	1.31	1.31	(0.05)	43
Class Y
Six months ended 10/31/25	34.63	0.34	14.87	15.21	—	49.84	43.92	928,189	0.71 (e)	0.71 (e)	1.60 (e)	69
Year ended 04/30/25	24.40	0.13	10.36	10.49	(0.26)	34.63	43.29	660,652	0.81	0.81	0.44	47
Year ended 04/30/24	24.61	0.11	(0.08)	0.03	(0.24)	24.40	0.21	494,604	0.86	0.86	0.50	30
Year ended 04/30/23	26.86	0.15	(2.24)	(2.09)	(0.16)	24.61	(7.68)	568,856	0.82	0.82	0.67	30
Year ended 04/30/22	27.69	0.12	(0.02)	0.10	(0.93)	26.86	0.64	675,653	0.81	0.81	0.43	32
Year ended 04/30/21	21.78	0.12	6.31	6.43	(0.52)	27.69	29.57	600,958	0.81	0.81	0.45	43
Class R5
Six months ended 10/31/25	34.65	0.35	14.88	15.23	—	49.88	43.95	2,935	0.67 (e)	0.67 (e)	1.64 (e)	69
Year ended 04/30/25	24.42	0.15	10.36	10.51	(0.28)	34.65	43.37	1,834	0.73	0.73	0.52	47
Year ended 04/30/24	24.63	0.13	(0.08)	0.05	(0.26)	24.42	0.31	1,246	0.76	0.76	0.60	30
Year ended 04/30/23	26.89	0.17	(2.24)	(2.07)	(0.19)	24.63	(7.60)	1,144	0.73	0.73	0.76	30
Year ended 04/30/22	27.69	0.14	(0.01)	0.13	(0.93)	26.89	0.75	2,164	0.72	0.72	0.52	32
Year ended 04/30/21	21.79	0.16	6.31	6.47	(0.57)	27.69	29.75	141	0.69	0.69	0.57	43
Class R6
Six months ended 10/31/25	34.98	0.37	15.03	15.40	—	50.38	44.03	740,567	0.60 (e)	0.60 (e)	1.71 (e)	69
Year ended 04/30/25	24.65	0.17	10.46	10.63	(0.30)	34.98	43.47	490,261	0.66	0.66	0.59	47
Year ended 04/30/24	24.87	0.15	(0.08)	0.07	(0.29)	24.65	0.38	342,300	0.69	0.69	0.67	30
Year ended 04/30/23	27.15	0.18	(2.25)	(2.07)	(0.21)	24.87	(7.52)	340,370	0.66	0.66	0.83	30
Year ended 04/30/22	27.94	0.16	(0.02)	0.14	(0.93)	27.15	0.78	354,476	0.65	0.65	0.59	32
Year ended 04/30/21	21.98	0.16	6.37	6.53	(0.57)	27.94	29.79	293,817	0.66	0.66	0.60	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $210,653,892 and sold of $9,084,044 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Gold &
Precious Metals Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
October 31, 2025 and the years ended April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Gold & Special Minerals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
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Invesco Gold & Special Minerals Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
10
Invesco Gold & Special Minerals Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $3,191 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the
11
Invesco Gold & Special Minerals Fund

market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
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Invesco Gold & Special Minerals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $150 million	0.720%
Next $350 million	0.680%
Next $1.3 billion	0.560%
Next $2 billion	0.460%
Next $2 billion	0.410%
Next $2 billion	0.385%
Over $8 billion	0.360%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.55%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $76,365.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $92,313 in front-end sales commissions from the sale of Class A shares and $37,331 and $1,574 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2025, the Fund incurred $7,950 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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Invesco Gold & Special Minerals Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$57,035,829	$410,914,985	$17,882,987	$485,833,801
Brazil	157,611,658	—	—	157,611,658
Canada	1,514,546,455	13,744,577	—	1,528,291,032
China	—	141,948,127	—	141,948,127
Colombia	8,654,418	—	—	8,654,418
Indonesia	—	28,055,692	—	28,055,692
Ivory Coast	58,977,205	—	—	58,977,205
Japan	—	3,550,481	—	3,550,481
Mexico	2,560,791	48,685,258	—	51,246,049
Peru	11,999,517	227,334	—	12,226,851
South Africa	214,951,014	11,754,183	—	226,705,197
Turkey	23,332,554	—	—	23,332,554
United Kingdom	108,991,692	67,803,827	—	176,795,519
United States	587,182,938	11,245,787	—	598,428,725
Money Market Funds	85,733,574	25,342,479	—	111,076,053
Total Investments	$2,831,577,645	$763,272,730	$17,882,987	$3,612,733,362
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$10,963	$-	$10,963
Options written	-	(15,777,601)	(15,777,601)
Change in Net Unrealized Appreciation:
Options written	-	23,477,079	23,477,079
Total	$10,963	$7,699,478	$7,710,441
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Equity Options Written
Average notional value	$3,120,206	$95,551,109
Average contracts	—	27,000

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Invesco Gold & Special Minerals Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $629.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$170,570,168	$1,192,122,133	$1,362,692,301
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $1,997,847,142 and $2,115,148,939, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,451,826,683
Aggregate unrealized (depreciation) of investments	(9,678,364)
Net unrealized appreciation of investments	$1,442,148,319
Cost of investments for tax purposes is $2,170,585,043.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,133,755	$178,712,257	7,058,880	$206,135,670
Class C	271,516	10,362,583	486,174	12,558,953
Class R	1,054,956	42,967,863	1,988,938	54,540,275
Class Y	2,757,810	117,229,310	5,833,250	169,171,248
Class R5	13,651	532,304	71,198	2,075,593
Class R6	4,286,763	187,127,485	7,156,773	209,184,071
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Invesco Gold & Special Minerals Fund

	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	239,557	$6,523,127
Class C	-	-	16,431	396,306
Class R	-	-	39,632	1,019,348
Class Y	-	-	150,270	4,097,851
Class R5	-	-	826	22,544
Class R6	-	-	146,043	4,020,553
Automatic conversion of Class C shares to Class A shares:
Class A	157,741	6,836,805	414,873	11,742,719
Class C	(178,964)	(6,836,805)	(468,421)	(11,742,719)
Reacquired:
Class A	(5,199,998)	(223,418,249)	(10,006,079)	(287,065,943)
Class C	(336,355)	(12,890,838)	(812,582)	(20,522,977)
Class R	(918,910)	(36,313,170)	(1,888,693)	(50,491,639)
Class Y	(3,211,674)	(142,179,982)	(7,175,934)	(208,216,284)
Class R5	(7,736)	(308,176)	(70,145)	(1,989,371)
Class R6	(3,600,409)	(158,385,229)	(7,177,018)	(210,127,087)
Net increase (decrease) in share activity	(777,854)	$(36,563,842)	(3,996,027)	$(108,667,762)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Gold & Special Minerals Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Gold & Special Minerals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Philadelphia Gold & Silver Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund
17
Invesco Gold & Special Minerals Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
18
Invesco Gold & Special Minerals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco Gold & Special Minerals Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-GSM-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Small Cap Value Fund
Nasdaq:
A: VSCAX ■ C: VSMCX ■ R: VSRAX ■ Y: VSMIX ■ R6: SMVSX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.93%
Agricultural & Farm Machinery–1.16%
AGCO Corp.(b)	853,442	$88,041,077
Application Software–0.22%
Mitek Systems, Inc.(b)(c)	1,821,879	16,779,506
Asset Management & Custody Banks–0.40%
WisdomTree, Inc.(b)	2,515,882	30,089,949
Building Products–0.17%
Janus International Group, Inc.(b)(c)	1,340,343	12,867,293
Cargo Ground Transportation–3.38%
ArcBest Corp.	772,632	57,422,010
Knight-Swift Transportation Holdings, Inc.(b)	480,758	21,691,801
Saia, Inc.(b)(c)	483,145	141,319,913
Werner Enterprises, Inc.(b)	1,366,427	35,800,387
		256,234,111
Casinos & Gaming–1.04%
PENN Entertainment, Inc.(b)(c)	4,771,431	78,537,754
Commodity Chemicals–0.12%
Orion S.A. (Germany)	1,686,854	8,940,326
Communications Equipment–0.66%
Lumentum Holdings, Inc.(b)(c)	247,989	49,984,663
Construction & Engineering–1.90%
AECOM	946,936	127,220,851
Concrete Pumping Holdings, Inc.(b)	531,254	3,394,713
Orion Group Holdings, Inc.(c)	1,207,923	13,009,331
		143,624,895
Construction Machinery & Heavy Transportation Equipment– 2.47%
Astec Industries, Inc.	216,222	10,060,810
NFI Group, Inc. (Canada)(c)	1,346,935	13,771,379
Oshkosh Corp.	795,805	98,114,798
Terex Corp.	1,408,331	64,811,393
		186,758,380
Construction Materials–0.48%
James Hardie Industries PLC (Australia)(c)	1,728,072	36,168,547
Copper–1.55%
Capstone Copper Corp. (Canada)(c)	9,857,866	87,997,207
ERO Copper Corp. (Brazil)(c)	1,369,202	29,237,888
		117,235,095
Diversified Banks–0.86%
Fifth Third Bancorp	1,570,961	65,383,397
Diversified Chemicals–0.38%
Huntsman Corp.	3,516,416	29,115,924
Diversified Metals & Mining–3.45%
Hudbay Minerals, Inc. (Canada)	9,195,428	147,126,848
Shares		Value
Diversified Metals & Mining–(continued)
Teck Resources Ltd., Class B (Canada)	2,664,082	$114,342,399
		261,469,247
Electric Utilities–2.36%
NRG Energy, Inc.	1,038,690	178,509,263
Electrical Components & Equipment–3.35%
EnerSys(b)	831,121	104,854,225
Generac Holdings, Inc.(c)	259,539	43,607,743
Regal Rexnord Corp.(b)	744,509	104,893,873
		253,355,841
Electronic Components–3.97%
Coherent Corp.(c)	2,277,682	300,562,917
Electronic Equipment & Instruments–1.04%
Crane NXT Co.(b)	1,241,123	78,501,030
Electronic Manufacturing Services–0.35%
Benchmark Electronics, Inc.(b)	612,492	26,839,399
Environmental & Facilities Services–0.56%
ABM Industries, Inc.(b)	984,908	42,351,044
Fertilizers & Agricultural Chemicals–0.46%
Mosaic Co. (The)	1,268,278	34,814,231
Food Distributors–0.44%
Performance Food Group Co.(c)	346,841	33,553,398
Gold–1.93%
Equinox Gold Corp. (Canada)(c)	6,622,300	72,646,631
Royal Gold, Inc.	420,088	73,427,182
		146,073,813
Health Care Equipment–4.19%
Globus Medical, Inc., Class A(c)	1,835,797	110,863,781
Integer Holdings Corp.(c)	546,500	35,287,505
Integra LifeSciences Holdings Corp.(b)(c)	3,130,919	37,602,337
LivaNova PLC(b)(c)	899,839	47,358,527
QuidelOrtho Corp.(b)(c)	3,179,348	85,810,602
		316,922,752
Health Care Services–0.47%
Fresenius Medical Care AG (Germany)	664,650	35,683,226
Hotels, Resorts & Cruise Lines–2.92%
Expedia Group, Inc.	577,084	126,958,480
Travel + Leisure Co.	1,498,866	94,098,808
		221,057,288
Human Resource & Employment Services–0.42%
ManpowerGroup, Inc.(b)	769,377	23,589,099
TrueBlue, Inc.(b)(c)(d)	1,779,451	8,434,598
		32,023,697
Industrial Machinery & Supplies & Components–4.67%
Columbus McKinnon Corp.	1,383,254	22,450,213
Gates Industrial Corp. PLC(c)	2,538,694	56,054,364
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Konecranes OYJ (Finland)	1,184,210	$116,890,519
Middleby Corp. (The)(b)(c)	513,175	63,751,730
Timken Co. (The)(b)	1,205,630	94,654,011
		353,800,837
Interactive Media & Services–0.95%
Match Group, Inc.	2,216,781	71,690,698
Investment Banking & Brokerage–0.67%
Lazard, Inc.	1,043,898	50,942,222
Leisure Products–0.55%
Polaris, Inc.(b)	628,688	41,556,277
Life & Health Insurance–2.25%
Globe Life, Inc.	1,296,238	170,468,259
Life Sciences Tools & Services–4.74%
Avantor, Inc.(b)(c)	8,658,785	102,346,839
Charles River Laboratories International, Inc.(c)	608,103	109,501,107
ICON PLC(b)(c)	856,880	147,229,122
		359,077,068
Metal, Glass & Plastic Containers–1.24%
Crown Holdings, Inc.	967,606	94,031,951
Office Services & Supplies–0.28%
MillerKnoll, Inc.(b)	1,339,155	20,917,601
Oil & Gas Drilling–0.30%
Patterson-UTI Energy, Inc.(b)	3,578,225	22,435,471
Oil & Gas Equipment & Services–0.20%
Helix Energy Solutions Group, Inc.(c)	2,233,662	15,010,209
Oil & Gas Exploration & Production–5.99%
Advantage Energy Ltd. (Canada)(c)	5,069,227	40,227,084
Antero Resources Corp.(c)	1,213,110	37,497,230
ARC Resources Ltd. (Canada)	3,634,890	67,045,456
California Resources Corp.	756,018	35,661,369
EQT Corp.	579,290	31,038,358
Expand Energy Corp.	820,144	84,729,077
Northern Oil and Gas, Inc.(b)	624,934	13,829,790
Range Resources Corp.	1,715,608	60,989,864
Tamarack Valley Energy Ltd. (Canada)	8,946,337	39,738,818
Whitecap Resources, Inc. (Canada)	5,801,209	43,181,792
		453,938,838
Paper & Plastic Packaging Products & Materials–1.03%
Sealed Air Corp.(b)	2,336,781	78,305,531
Regional Banks–12.51%
Citizens Financial Group, Inc.	1,756,467	89,351,476
East West Bancorp, Inc.	1,365,035	138,687,556
Five Star Bancorp	315,477	11,202,588
Huntington Bancshares, Inc.	7,194,714	111,086,384
Pinnacle Financial Partners, Inc.	1,051,904	89,632,740
Renasant Corp.(b)	1,791,224	60,238,863
SouthState Bank Corp.	1,073,026	95,123,755
Webster Financial Corp.	2,548,019	145,339,004
Western Alliance Bancorporation	2,670,798	206,586,226
		947,248,592
Shares		Value
Research & Consulting Services–3.16%
Amentum Holdings, Inc.(b)(c)	3,603,168	$80,746,995
KBR, Inc.	2,568,847	110,049,406
Science Applications International Corp.	513,826	48,150,634
		238,947,035
Semiconductor Materials & Equipment–6.20%
Entegris, Inc.(b)	1,762,867	161,425,731
Ichor Holdings Ltd.(b)(c)(d)	2,728,017	61,871,426
MKS, Inc.(b)	1,327,986	190,844,868
Ultra Clean Holdings, Inc.(c)	2,018,947	55,339,337
		469,481,362
Semiconductors–3.84%
Allegro MicroSystems, Inc. (Japan)(b)(c)	2,123,724	63,541,822
Melexis N.V. (Belgium)	583,412	41,989,859
Penguin Solutions, Inc.(b)(c)	1,666,925	37,122,420
Rambus, Inc.(c)	1,076,038	110,659,748
Silicon Motion Technology Corp., ADR (Taiwan)(b)	385,119	37,784,025
		291,097,874
Silver–0.94%
Pan American Silver Corp. (Canada)(b)	2,024,845	71,294,792
Specialized Finance–0.64%
Burford Capital Ltd.	4,872,054	48,476,937
Specialty Chemicals–2.05%
Avient Corp.	567,493	18,199,500
Element Solutions, Inc.(b)	5,128,744	137,040,040
		155,239,540
Trading Companies & Distributors–3.02%
MSC Industrial Direct Co., Inc., Class A	841,849	71,481,398
WESCO International, Inc.	605,173	157,060,549
		228,541,947
Total Common Stocks & Other Equity Interests (Cost $6,102,953,363)		7,263,981,104

Exchange-Traded Funds–2.06%
Global X Copper Miners ETF(b)	1,312,149	81,038,322
Global X Uranium ETF(b)	1,365,829	75,284,495
Total Exchange-Traded Funds (Cost $79,449,299)		156,322,817
Money Market Funds–1.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	49,700,859	49,700,859
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	91,929,740	91,929,740
Total Money Market Funds (Cost $141,630,599)		141,630,599
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $6,324,033,261)		7,561,934,520
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.61%
Invesco Private Government Fund, 4.13%(d)(e)(f)	108,828,375	108,828,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	315,478,899	$315,573,543
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $424,407,150)		424,401,918
TOTAL INVESTMENTS IN SECURITIES–105.47% (Cost $6,748,440,411)		7,986,336,438
OTHER ASSETS LESS LIABILITIES—(5.47)%		(414,157,164)
NET ASSETS–100.00%		$7,572,179,274
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578,828	$418,058,843	$(415,936,812)	$-	$-	$49,700,859	$1,413,420
Invesco Treasury Portfolio, Institutional Class	87,988,824	776,394,995	(772,454,079)	-	-	91,929,740	2,591,712
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	88,744,817	647,248,451	(627,164,893)	-	-	108,828,375	2,724,803*
Invesco Private Prime Fund	239,843,403	1,540,503,023	(1,464,808,344)	3,843	31,618	315,573,543	7,463,160*
Investments in Other Affiliates:
Endava PLC, ADR**	57,887,514	1,663,531	(30,754,435)	47,161,557	(75,958,167)	-	-
Ichor Holdings Ltd.***	6,640,482	50,656,911	-	4,574,033	-	61,871,426	-
QuidelOrtho Corp.**	101,722,099	54,957,952	(62,486,670)	35,347,703	(43,730,482)	85,810,602	-
TrueBlue, Inc.	7,467,265	316,484	-	650,849	-	8,434,598	-
Total	$637,873,232	$3,489,800,190	$(3,373,605,233)	$87,737,985	$(119,657,031)	$722,149,143	$14,193,095

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At October 31, 2025, this security was no longer an affiliate of the Fund.
***	As of April 30, 2025, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2025	Barclays Bank PLC	EUR	2,597,291	USD	3,017,117	$22,844
11/07/2025	Goldman Sachs International	EUR	10,898,799	USD	12,710,674	146,052
12/08/2025	Goldman Sachs International	EUR	168,511,717	USD	195,267,165	658,732
11/07/2025	Merrill Lynch International	EUR	1,816,209	USD	2,109,944	16,138
11/07/2025	Royal Bank of Canada	EUR	165,308,035	USD	194,461,713	3,887,232
Subtotal—Appreciation						4,730,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2025	Goldman Sachs International	USD	207,131,364	EUR	179,026,157	$(742,020)
11/07/2025	Merrill Lynch International	USD	1,857,721	EUR	1,594,177	(19,883)
Subtotal—Depreciation						(761,903)
Total Forward Foreign Currency Contracts						$3,969,095

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,105,394,733)*	$7,349,997,897
Investments in affiliates, at value (Cost $643,045,678)	636,338,541
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	4,730,998
Foreign currencies, at value (Cost $1,318,831)	1,313,416
Receivable for:
Fund shares sold	18,747,998
Dividends	2,961,575
Investment for trustee deferred compensation and retirement plans	255,639
Other assets	139,994
Total assets	8,014,486,058
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	761,903
Payable for:
Investments purchased	8,751,577
Fund shares reacquired	5,982,125
Collateral upon return of securities loaned	424,407,150
Accrued fees to affiliates	1,967,601
Accrued trustees’ and officers’ fees and benefits	1,708
Accrued other operating expenses	165,823
Trustee deferred compensation and retirement plans	268,897
Total liabilities	442,306,784
Net assets applicable to shares outstanding	$7,572,179,274
Net assets consist of:
Shares of beneficial interest	$5,730,930,201
Distributable earnings	1,841,249,073
$7,572,179,274
Net Assets:
Class A	$1,118,738,805
Class C	$40,965,345
Class R	$29,183,806
Class Y	$4,569,081,488
Class R6	$1,814,209,830
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,569,154
Class C	3,728,203
Class R	1,149,306
Class Y	161,411,061
Class R6	63,307,772
Class A:
Net asset value per share	$25.68
Maximum offering price per share (Net asset value of $25.68 ÷ 94.50%)	$27.17
Class C:
Net asset value and offering price per share	$10.99
Class R:
Net asset value and offering price per share	$25.39
Class Y:
Net asset value and offering price per share	$28.31
Class R6:
Net asset value and offering price per share	$28.66

*	At October 31, 2025, securities with an aggregate value of $416,351,213 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,004,542)	$41,790,428
Dividends from affiliated money market funds (includes net securities lending income of $495,467)	4,500,599
Total investment income	46,291,027
Expenses:
Advisory fees	21,940,955
Administrative services fees	465,993
Custodian fees	32,347
Distribution fees:
Class A	1,365,212
Class C	206,605
Class R	69,959
Transfer agent fees — A, C, R and Y	4,155,612
Transfer agent fees — R6	204,048
Trustees’ and officers’ fees and benefits	33,938
Registration and filing fees	109,867
Reports to shareholders	201,369
Professional services fees	55,821
Other	36,086
Total expenses	28,877,812
Less: Fees waived and/or expense offset arrangement(s)	(133,470)
Net expenses	28,744,342
Net investment income	17,546,685
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	379,706,891
Affiliated investment securities	(119,657,031)
Foreign currencies	(59,517)
Forward foreign currency contracts	(13,310,059)
246,680,284
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,012,956,440
Affiliated investment securities	87,737,985
Foreign currencies	1,120
Forward foreign currency contracts	3,969,095
1,104,664,640
Net realized and unrealized gain	1,351,344,924
Net increase in net assets resulting from operations	$1,368,891,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$17,546,685	$29,409,904
Net realized gain	246,680,284	716,516,665
Change in net unrealized appreciation (depreciation)	1,104,664,640	(744,839,377)
Net increase in net assets resulting from operations	1,368,891,609	1,087,192
Distributions to shareholders from distributable earnings:
Class A	—	(86,002,586)
Class C	—	(7,311,672)
Class R	—	(2,074,768)
Class Y	—	(264,218,689)
Class R6	—	(88,824,084)
Total distributions from distributable earnings	—	(448,431,799)
Share transactions–net:
Class A	(66,613,932)	(42,216,875)
Class C	(5,325,237)	(1,173,549)
Class R	(536,792)	1,222,431
Class Y	144,298,873	1,310,702,283
Class R6	234,421,723	505,831,906
Net increase in net assets resulting from share transactions	306,244,635	1,774,366,196
Net increase in net assets	1,675,136,244	1,327,021,589
Net assets:
Beginning of period	5,897,043,030	4,570,021,441
End of period	$7,572,179,274	$5,897,043,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$20.93	$0.03	$4.72	$4.75	$—	$—	$—	$25.68	22.69%	$1,118,739	1.05%(d)	1.05%(d)	0.27%(d)	33%
Year ended 04/30/25	22.06	0.07	0.66	0.73	(0.09)	(1.77)	(1.86)	20.93	2.07	969,304	1.07	1.07	0.29	52
Year ended 04/30/24	17.33	0.09	5.64	5.73	(0.11)	(0.89)	(1.00)	22.06	33.73	1,065,495	1.11	1.11	0.44	40
Year ended 04/30/23	18.37	0.10	0.62	0.72	(0.06)	(1.70)	(1.76)	17.33	4.09	798,428	1.09	1.09	0.58	51
Year ended 04/30/22	20.84	0.01	0.62	0.63	(0.00)	(3.10)	(3.10)	18.37	3.75	721,429	1.09	1.09	0.11	79
Year ended 04/30/21	9.62	0.03	11.24	11.27	(0.05)	—	(0.05)	20.84	117.30	687,428	1.12	1.12	0.24	71
Class C
Six months ended 10/31/25	8.99	(0.03)	2.03	2.00	—	—	—	10.99	22.25	40,965	1.80 (d)	1.80 (d)	(0.48)(d)	33
Year ended 04/30/25	10.39	(0.05)	0.45	0.40	(0.03)	(1.77)	(1.80)	8.99	1.27	38,176	1.82	1.82	(0.46)	52
Year ended 04/30/24	8.61	(0.03)	2.75	2.72	(0.05)	(0.89)	(0.94)	10.39	32.74	45,502	1.86	1.86	(0.31)	40
Year ended 04/30/23	10.00	(0.02)	0.33	0.31	(0.00)	(1.70)	(1.70)	8.61	3.36	32,363	1.84	1.84	(0.17)	51
Year ended 04/30/22	12.85	(0.07)	0.32	0.25	(0.00)	(3.10)	(3.10)	10.00	2.99	23,397	1.84	1.84	(0.64)	79
Year ended 04/30/21	5.96	(0.04)	6.94	6.90	(0.01)	—	(0.01)	12.85	115.93 (e)	17,598	1.81 (e)	1.81 (e)	(0.45)(e)	71
Class R
Six months ended 10/31/25	20.72	0.00	4.67	4.67	—	—	—	25.39	22.54	29,184	1.30 (d)	1.30 (d)	0.02 (d)	33
Year ended 04/30/25	21.88	0.01	0.64	0.65	(0.04)	(1.77)	(1.81)	20.72	1.77	24,265	1.32	1.32	0.04	52
Year ended 04/30/24	17.22	0.04	5.60	5.64	(0.09)	(0.89)	(0.98)	21.88	33.37	24,633	1.36	1.36	0.19	40
Year ended 04/30/23	18.28	0.06	0.61	0.67	(0.03)	(1.70)	(1.73)	17.22	3.83	15,241	1.34	1.34	0.33	51
Year ended 04/30/22	20.79	(0.03)	0.62	0.59	(0.00)	(3.10)	(3.10)	18.28	3.52	11,315	1.34	1.34	(0.14)	79
Year ended 04/30/21	9.61	(0.00)(f)	11.21	11.21	(0.03)	—	(0.03)	20.79	116.81	9,140	1.37	1.37	(0.01)	71
Class Y
Six months ended 10/31/25	23.04	0.07	5.20	5.27	—	—	—	28.31	22.87	4,569,081	0.80 (d)	0.80 (d)	0.52 (d)	33
Year ended 04/30/25	24.12	0.14	0.69	0.83	(0.14)	(1.77)	(1.91)	23.04	2.30	3,596,338	0.82	0.82	0.54	52
Year ended 04/30/24	18.86	0.15	6.16	6.31	(0.16)	(0.89)	(1.05)	24.12	34.06	2,576,033	0.86	0.86	0.69	40
Year ended 04/30/23	19.84	0.16	0.66	0.82	(0.10)	(1.70)	(1.80)	18.86	4.31	1,416,555	0.84	0.84	0.83	51
Year ended 04/30/22	22.23	0.08	0.67	0.75	(0.04)	(3.10)	(3.14)	19.84	4.06	1,085,935	0.84	0.84	0.36	79
Year ended 04/30/21	10.25	0.07	11.98	12.05	(0.07)	—	(0.07)	22.23	117.78	812,019	0.87	0.87	0.49	71
Class R6
Six months ended 10/31/25	23.31	0.09	5.26	5.35	—	—	—	28.66	22.95	1,814,210	0.68 (d)	0.68 (d)	0.64 (d)	33
Year ended 04/30/25	24.37	0.18	0.70	0.88	(0.17)	(1.77)	(1.94)	23.31	2.47	1,268,960	0.69	0.69	0.67	52
Year ended 04/30/24	19.05	0.18	6.21	6.39	(0.18)	(0.89)	(1.07)	24.37	34.20	858,358	0.71	0.71	0.84	40
Year ended 04/30/23	20.01	0.19	0.68	0.87	(0.13)	(1.70)	(1.83)	19.05	4.50	426,599	0.70	0.70	0.97	51
Year ended 04/30/22	22.39	0.11	0.67	0.78	(0.06)	(3.10)	(3.16)	20.01	4.17	221,751	0.70	0.70	0.50	79
Year ended 04/30/21	10.31	0.09	12.07	12.16	(0.08)	—	(0.08)	22.39	118.25	78,279	0.73	0.73	0.63	71

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% for the years ended April 30, 2021.
(f)	Amount represents less than $(0.005).
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund has limited public sales of its shares to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.

Invesco Small Cap Value Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $24,311 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.645%
Over $1 billion	0.620%
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Invesco Small Cap Value Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $123,327.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $27,793 in front-end sales commissions from the sale of Class A shares and $457 and $1,336 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,069,417,500	$194,563,604	$—	$7,263,981,104
Exchange-Traded Funds	156,322,817	—	—	156,322,817
Money Market Funds	141,630,599	424,401,918	—	566,032,517
Total Investments in Securities	7,367,370,916	618,965,522	—	7,986,336,438
Other Investments - Assets*
Forward Foreign Currency Contracts	—	4,730,998	—	4,730,998
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(761,903)	—	(761,903)
Total Other Investments	—	3,969,095	—	3,969,095
Total Investments	$7,367,370,916	$622,934,617	$—	$7,990,305,533

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and

Invesco Small Cap Value Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$4,730,998
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$4,730,998
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(761,903)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(761,903)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$22,844	$−	$22,844	$—	$—	$22,844
Goldman Sachs International	804,784	(742,020)	62,764	—	—	62,764
Merrill Lynch International	16,138	(19,883)	(3,745)	—	—	(3,745)
Royal Bank of Canada	3,887,232	−	3,887,232	—	—	3,887,232
Total	$4,730,998	$(761,903)	$3,969,095	$—	$—	$3,969,095
Effect of Derivative Investments for the six months ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(13,310,059)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	3,969,095
Total	$(9,340,964)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$648,407,138

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,143.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

Invesco Small Cap Value Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,214,168	$1,119,483	$6,333,651
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $2,640,957,176 and $2,216,138,685, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,590,991,086
Aggregate unrealized (depreciation) of investments	(416,666,485)
Net unrealized appreciation of investments	$1,174,324,601
Cost of investments for tax purposes is $6,815,980,932.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,511,387	$36,174,134	5,337,156	$126,302,210
Class C	148,067	1,560,027	529,400	5,745,665
Class R	87,197	2,084,445	244,408	5,717,007
Class Y	30,733,096	817,228,755	82,354,434	2,128,704,624
Class R6	15,666,257	418,125,945	27,680,345	722,403,741
Issued as reinvestment of dividends:
Class A	-	-	3,297,619	80,824,648
Class C	-	-	640,558	6,764,287
Class R	-	-	84,311	2,048,759
Class Y	-	-	8,217,061	221,531,958
Class R6	-	-	3,054,204	83,257,605
Automatic conversion of Class C shares to Class A shares:
Class A	40,876	1,002,325	137,575	3,216,467
Class C	(95,360)	(1,002,325)	(306,951)	(3,216,467)

Invesco Small Cap Value Fund

Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,302,899)	$(103,790,391)	(10,754,490)	$(252,560,200)
Class C	(571,607)	(5,882,939)	(996,547)	(10,467,034)
Class R	(109,057)	(2,621,237)	(283,180)	(6,543,335)
Class Y	(25,407,782)	(672,929,882)	(41,292,902)	(1,039,534,299)
Class R6	(6,796,242)	(183,704,222)	(11,512,787)	(299,829,440)
Net increase in share activity	10,903,933	$306,244,635	66,430,214	$1,774,366,196

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Small Cap Value Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Small Cap Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Small Cap Value Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-SCV-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Technology Fund
Nasdaq:
A: ITYAX ■ C: ITHCX ■ R: ITYRX ■ Y: ITYYX ■ Investor: FTCHX ■ R5: FTPIX ■ R6: FTPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.90%
Aerospace & Defense–4.55%
AeroVironment, Inc.(b)(c)	55,449	$20,511,139
Axon Enterprise, Inc.(b)	27,682	20,269,591
Curtiss-Wright Corp.	38,326	22,831,948
General Electric Co.	70,773	21,865,318
Rocket Lab Corp.(b)(c)	262,465	16,530,046
		102,008,042
Application Software–6.56%
AppLovin Corp., Class A(b)	74,472	47,463,240
Cadence Design Systems, Inc.(b)	100,353	33,988,558
Datadog, Inc., Class A(b)	245,483	39,967,087
Palantir Technologies, Inc., Class A(b)	128,068	25,673,792
		147,092,677
Automobile Manufacturers–1.01%
Tesla, Inc.(b)	49,391	22,549,955
Broadline Retail–2.18%
Amazon.com, Inc.(b)	199,953	48,832,522
Communications Equipment–4.22%
Arista Networks, Inc.(b)	371,289	58,548,562
Lumentum Holdings, Inc.(b)(c)	178,435	35,965,359
		94,513,921
Construction & Engineering–1.18%
Comfort Systems USA, Inc.	27,387	26,444,339
Electric Utilities–0.99%
Constellation Energy Corp.	58,822	22,175,894
Electrical Components & Equipment–1.01%
Vertiv Holdings Co., Class A	117,742	22,707,722
Electronic Components–1.87%
Amphenol Corp., Class A	300,301	41,843,941
Electronic Equipment & Instruments–1.23%
Advanced Energy Industries, Inc.	135,343	27,438,086
Electronic Manufacturing Services–2.61%
Flex Ltd.(b)	543,426	33,974,994
TTM Technologies, Inc.(b)	364,756	24,511,603
		58,486,597
Heavy Electrical Equipment–1.00%
GE Vernova, Inc.	38,333	22,430,172
Interactive Home Entertainment–0.84%
Roblox Corp., Class A(b)	166,070	18,885,480
Interactive Media & Services–7.40%
Alphabet, Inc., Class A	377,613	106,181,000
Meta Platforms, Inc., Class A	55,495	35,980,183
Reddit, Inc., Class A(b)	113,771	23,772,450
		165,933,633
Shares		Value
Internet Services & Infrastructure–9.53%
Cloudflare, Inc., Class A(b)	164,183	$41,587,554
CoreWeave, Inc., Class A(b)(c)	166,581	22,273,546
MongoDB, Inc.(b)	138,604	49,872,491
Shopify, Inc., Class A (Canada)(b)	292,408	50,838,055
Snowflake, Inc., Class A(b)	178,599	49,093,293
		213,664,939
Investment Banking & Brokerage–1.34%
Robinhood Markets, Inc., Class A(b)	205,202	30,119,550
Movies & Entertainment–0.61%
Spotify Technology S.A. (Sweden)(b)	20,918	13,707,984
Restaurants–0.75%
DoorDash, Inc., Class A(b)	65,771	16,730,169
Semiconductor Materials & Equipment–6.86%
ASML Holding N.V., New York Shares (Netherlands)	33,355	35,330,617
Lam Research Corp.	304,311	47,916,810
Nova Ltd. (Israel)(b)	101,240	34,891,354
Teradyne, Inc.	196,244	35,669,309
		153,808,090
Semiconductors–29.35%
Advanced Micro Devices, Inc.(b)	250,031	64,037,940
Broadcom, Inc.	298,689	110,404,415
Credo Technology Group Holding Ltd.(b)	131,165	24,609,177
Impinj, Inc.(b)(c)	129,302	26,139,692
Lattice Semiconductor Corp.(b)(c)	467,257	34,091,071
MACOM Technology Solutions Holdings, Inc.(b)	166,183	24,616,688
Monolithic Power Systems, Inc.	48,444	48,686,220
NVIDIA Corp.	1,052,057	213,031,022
Rambus, Inc.(b)	62,343	6,411,354
SiTime Corp.(b)(c)	103,722	30,042,040
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	252,478	75,851,966
		657,921,585
Systems Software–8.35%
Microsoft Corp.	201,586	104,383,247
Oracle Corp.	161,775	42,483,733
Zscaler, Inc.(b)	121,818	40,338,812
		187,205,792
Technology Hardware, Storage & Peripherals–5.46%
Apple, Inc.	217,632	58,841,164
Pure Storage, Inc., Class A(b)	275,527	27,194,515
Western Digital Corp.	241,302	36,245,973
		122,281,652
Total Common Stocks & Other Equity Interests (Cost $1,390,671,709)		2,216,782,742
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	1,067,659	1,067,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	1,987,865	$1,987,865
Total Money Market Funds (Cost $3,055,524)		3,055,524
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $1,393,727,233)		2,219,838,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.86%
Invesco Private Government Fund, 4.13%(d)(e)(f)	24,041,247	24,041,247
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	62,552,013	$62,570,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,613,933)		86,612,025
TOTAL INVESTMENTS IN SECURITIES–102.90% (Cost $1,480,341,166)		2,306,450,291
OTHER ASSETS LESS LIABILITIES—(2.90)%		(64,898,158)
NET ASSETS–100.00%		$2,241,552,133
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,931,042	$96,260,090	$(104,123,473)	$-	$-	$1,067,659	$109,295
Invesco Treasury Portfolio, Institutional Class	16,924,052	178,768,739	(193,704,926)	-	-	1,987,865	205,022
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,874,972	133,578,665	(111,412,390)	-	-	24,041,247	199,074*
Invesco Private Prime Fund	4,876,355	317,907,312	(260,209,109)	(1,908)	(1,872)	62,570,778	537,620*
Total	$32,606,421	$726,514,806	$(669,449,898)	$(1,908)	$(1,872)	$89,667,549	$1,051,011

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Technology Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,390,671,709)*	$2,216,782,742
Investments in affiliated money market funds, at value (Cost $89,669,457)	89,667,549
Receivable for:
Investments sold	56,375,559
Fund shares sold	795,100
Dividends	214,692
Investment for trustee deferred compensation and retirement plans	185,442
Other assets	85,496
Total assets	2,364,106,580
Liabilities:
Payable for:
Investments purchased	33,898,774
Dividends	394
Fund shares reacquired	871,668
Collateral upon return of securities loaned	86,613,933
Accrued fees to affiliates	863,943
Accrued trustees’ and officers’ fees and benefits	1,132
Accrued other operating expenses	110,582
Trustee deferred compensation and retirement plans	194,021
Total liabilities	122,554,447
Net assets applicable to shares outstanding	$2,241,552,133
Net assets consist of:
Shares of beneficial interest	$968,142,512
Distributable earnings	1,273,409,621
$2,241,552,133
Net Assets:
Class A	$1,267,673,319
Class C	$64,060,531
Class R	$54,169
Class Y	$77,383,596
Investor Class	$819,500,406
Class R5	$1,481,764
Class R6	$11,398,348
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,328,591
Class C	1,405,144
Class R	698
Class Y	947,193
Investor Class	10,551,212
Class R5	13,942
Class R6	106,714
Class A:
Net asset value per share	$77.64
Maximum offering price per share (Net asset value of $77.64 ÷ 94.50%)	$82.16
Class C:
Net asset value and offering price per share	$45.59
Class R:
Net asset value and offering price per share	$77.61
Class Y:
Net asset value and offering price per share	$81.70
Investor Class:
Net asset value and offering price per share	$77.67
Class R5:
Net asset value and offering price per share	$106.28
Class R6:
Net asset value and offering price per share	$106.81

*	At October 31, 2025, securities with an aggregate value of $85,229,370 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Technology Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $131,391)	$3,321,933
Dividends from affiliated money market funds (includes net securities lending income of $52,042)	366,359
Total investment income	3,688,292
Expenses:
Advisory fees	5,765,862
Administrative services fees	122,973
Custodian fees	4,997
Distribution fees:
Class A	1,369,295
Class C	279,267
Class R	12
Investor Class	491,510
Transfer agent fees— A, C, R, Y and Investor	1,230,069
Transfer agent fees — R5	640
Transfer agent fees — R6	1,059
Trustees’ and officers’ fees and benefits	16,724
Registration and filing fees	68,038
Reports to shareholders	66,594
Professional services fees	41,365
Other	14,615
Total expenses	9,473,020
Less: Fees waived and/or expense offset arrangement(s)	(45,319)
Net expenses	9,427,701
Net investment income (loss)	(5,739,409)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	322,132,847
Affiliated investment securities	(1,872)
Foreign currencies	3,111
322,134,086
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	378,533,239
Affiliated investment securities	(1,908)
Foreign currencies	1,024
378,532,355
Net realized and unrealized gain	700,666,441
Net increase in net assets resulting from operations	$694,927,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Technology Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income (loss)	$(5,739,409)	$(9,708,260)
Net realized gain	322,134,086	237,307,886
Change in net unrealized appreciation (depreciation)	378,532,355	(90,702,181)
Net increase in net assets resulting from operations	694,927,032	136,897,445
Distributions to shareholders from distributable earnings:
Class A	—	(125,129,178)
Class C	—	(10,175,093)
Class Y	—	(7,660,207)
Investor Class	—	(83,890,657)
Class R5	—	(125,244)
Class R6	—	(439,719)
Total distributions from distributable earnings	—	(227,420,098)
Share transactions–net:
Class A	(13,557,910)	89,704,695
Class C	(659,159)	7,782,101
Class R	51,060	—
Class Y	2,746,709	1,368,128
Investor Class	(26,198,762)	35,733,933
Class R5	(33,605)	330,460
Class R6	345,684	3,889,744
Net increase (decrease) in net assets resulting from share transactions	(37,305,983)	138,809,061
Net increase in net assets	657,621,049	48,286,408
Net assets:
Beginning of period	1,583,931,084	1,535,644,676
End of period	$2,241,552,133	$1,583,931,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Technology Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$53.82	$(0.21)	$24.03	$23.82	$—	$77.64	44.26%	$1,267,673	1.00%(d)	1.00%(d)	(0.62)%(d)	96%
Year ended 04/30/25	55.86	(0.36)	6.71	6.35	(8.39)	53.82	8.71	890,132	1.02	1.03	(0.60)	134
Year ended 04/30/24	40.36	(0.29)	16.20	15.91	(0.41)	55.86	39.51	851,380	1.07	1.08	(0.58)	95
Year ended 04/30/23	44.73	(0.17)	(3.63)	(3.80)	(0.57)	40.36	(8.37)	600,500	1.13	1.13	(0.43)	142
Year ended 04/30/22	72.50	(0.49)	(10.69)	(11.18)	(16.59)	44.73	(20.67)	695,429	1.02	1.02	(0.75)	95
Year ended 04/30/21	50.35	(0.46)	27.38	26.92	(4.77)	72.50	54.37	927,620	1.10	1.10	(0.71)	59
Class C
Six months ended 10/31/25	31.72	(0.27)	14.14	13.87	—	45.59	43.73	64,061	1.75 (d)	1.75 (d)	(1.37)(d)	96
Year ended 04/30/25	35.78	(0.50)	4.83	4.33	(8.39)	31.72	7.90	45,095	1.76	1.77	(1.34)	134
Year ended 04/30/24	26.16	(0.43)	10.46	10.03	(0.41)	35.78	38.47	44,012	1.82	1.83	(1.33)	95
Year ended 04/30/23	29.46	(0.31)	(2.42)	(2.73)	(0.57)	26.16	(9.08)	29,413	1.88	1.88	(1.18)	142
Year ended 04/30/22	53.59	(0.68)	(6.86)	(7.54)	(16.59)	29.46	(21.24)(e)	37,022	1.74 (e)	1.74 (e)	(1.47)(e)	95
Year ended 04/30/21	38.38	(0.72)	20.70	19.98	(4.77)	53.59	53.20 (e)	56,566	1.84 (e)	1.84 (e)	(1.45)(e)	59
Class R
Period ended 10/31/25(f)	72.73	(0.06)	4.94	4.88	—	77.61	6.71	54	1.25 (d)	1.25 (d)	(0.87)(d)	96
Class Y
Six months ended 10/31/25	56.56	(0.13)	25.27	25.14	—	81.70	44.45	77,384	0.75 (d)	0.75 (d)	(0.37)(d)	96
Year ended 04/30/25	58.24	(0.22)	6.93	6.71	(8.39)	56.56	8.98	51,264	0.77	0.78	(0.35)	134
Year ended 04/30/24	41.97	(0.18)	16.86	16.68	(0.41)	58.24	39.83	52,613	0.82	0.83	(0.33)	95
Year ended 04/30/23	46.37	(0.07)	(3.76)	(3.83)	(0.57)	41.97	(8.14)	33,882	0.88	0.88	(0.18)	142
Year ended 04/30/22	74.39	(0.34)	(11.09)	(11.43)	(16.59)	46.37	(20.46)	46,149	0.77	0.77	(0.50)	95
Year ended 04/30/21	51.45	(0.31)	28.02	27.71	(4.77)	74.39	54.75	62,294	0.85	0.85	(0.46)	59
Investor Class
Six months ended 10/31/25	53.81	(0.17)	24.03	23.86	—	77.67	44.34 (g)	819,500	0.89 (d)(g)	0.89 (d)(g)	(0.51)(d)(g)	96
Year ended 04/30/25	55.80	(0.30)	6.70	6.40	(8.39)	53.81	8.81 (g)	588,776	0.91 (g)	0.92 (g)	(0.49)(g)	134
Year ended 04/30/24	40.27	(0.24)	16.18	15.94	(0.41)	55.80	39.67 (g)	582,882	0.96 (g)	0.97 (g)	(0.47)(g)	95
Year ended 04/30/23	44.58	(0.12)	(3.62)	(3.74)	(0.57)	40.27	(8.26)(g)	443,544	1.00 (g)	1.00 (g)	(0.30)(g)	142
Year ended 04/30/22	72.24	(0.42)	(10.65)	(11.07)	(16.59)	44.58	(20.59)(g)	514,752	0.91 (g)	0.91 (g)	(0.64)(g)	95
Year ended 04/30/21	50.13	(0.39)	27.27	26.88	(4.77)	72.24	54.53 (g)	698,143	1.00 (g)	1.00 (g)	(0.61)(g)	59
Class R5
Six months ended 10/31/25	73.57	(0.16)	32.87	32.71	—	106.28	44.46	1,482	0.72 (d)	0.72 (d)	(0.34)(d)	96
Year ended 04/30/25	73.83	(0.26)	8.39	8.13	(8.39)	73.57	9.01	1,057	0.74	0.74	(0.32)	134
Year ended 04/30/24	53.08	(0.19)	21.35	21.16	(0.41)	73.83	39.93	753	0.77	0.77	(0.28)	95
Year ended 04/30/23	58.42	(0.05)	(4.72)	(4.77)	(0.57)	53.08	(8.07)	453	0.79	0.79	(0.09)	142
Year ended 04/30/22	89.51	(0.38)	(14.12)	(14.50)	(16.59)	58.42	(20.43)	520	0.72	0.72	(0.45)	95
Year ended 04/30/21	61.17	(0.32)	33.43	33.11	(4.77)	89.51	54.88	794	0.77	0.77	(0.38)	59
Class R6
Six months ended 10/31/25	73.91	(0.12)	33.02	32.90	—	106.81	44.51	11,398	0.64 (d)	0.64 (d)	(0.26)(d)	96
Year ended 04/30/25	74.09	(0.20)	8.41	8.21	(8.39)	73.91	9.09	7,608	0.67	0.67	(0.25)	134
Year ended 04/30/24	53.22	(0.14)	21.42	21.28	(0.41)	74.09	40.05	4,003	0.70	0.70	(0.21)	95
Year ended 04/30/23	58.54	(0.01)	(4.74)	(4.75)	(0.57)	53.22	(8.02)	2,334	0.72	0.72	(0.02)	142
Year ended 04/30/22	89.60	(0.32)	(14.15)	(14.47)	(16.59)	58.54	(20.37)	1,460	0.65	0.65	(0.38)	95
Year ended 04/30/21	61.21	(0.29)	33.45	33.16	(4.77)	89.60	54.93	1,647	0.74	0.74	(0.35)	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the year ended April 30, 2025, 2022 and 2021, respectively.

(f)	Commencement Date of September 30, 2025.
(g)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.14%, 0.14%, 0.12%,
0.14% and 0.15% for the six months ended October 31, 2025 and the years ended April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Technology Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On September 30, 2025, the fund began offering Class R shares.Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Technology Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
9
Invesco Technology Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $2,229 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.640%
Next $1 billion	0.520%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.59%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated
10
Invesco Technology Fund

Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $9,488.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, up to 0.50% of the average daily net assets of Class R shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $112,681 in front-end sales commissions from the sale of Class A shares and $1,715 and $1,726 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended October 31, 2025, the Fund incurred $66,540 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,216,782,742	$—	$—	$2,216,782,742
Money Market Funds	3,055,524	86,612,025	—	89,667,549
Total Investments	$2,219,838,266	$86,612,025	$—	$2,306,450,291
11
Invesco Technology Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $35,831.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of April 30, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $1,845,020,313 and $1,887,770,348, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$826,937,743
Aggregate unrealized (depreciation) of investments	(6,370,977)
Net unrealized appreciation of investments	$820,566,766
Cost of investments for tax purposes is $1,485,883,525.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	954,835	$64,073,176	1,900,589	$115,835,488
Class C	197,975	7,845,895	367,902	13,813,646
Class R	698	51,060	-	-
Class Y	176,677	12,253,457	273,651	17,429,833
Investor Class	156,430	10,608,001	309,122	18,532,515
Class R5	220	20,176	4,992	397,058
Class R6	18,095	1,712,856	62,252	4,930,579
Issued as reinvestment of dividends:
Class A	-	-	1,807,770	118,155,928
Class C	-	-	256,093	9,892,865
Class Y	-	-	95,788	6,573,965
Investor Class	-	-	1,194,575	78,029,658
Class R5	-	-	1,321	117,884
Class R6	-	-	4,356	390,499
12
Invesco Technology Fund

Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	43,966	$2,961,768	84,692	$5,168,757
Class C	(74,741)	(2,961,768)	(138,493)	(5,168,757)
Reacquired:
Class A	(1,209,879)	(80,592,854)	(2,494,995)	(149,455,478)
Class C	(139,585)	(5,543,286)	(294,020)	(10,755,653)
Class Y	(135,799)	(9,506,748)	(366,450)	(22,635,670)
Investor Class	(546,832)	(36,806,763)	(1,008,823)	(60,828,240)
Class R5	(643)	(53,781)	(2,153)	(184,482)
Class R6	(14,310)	(1,367,172)	(17,713)	(1,431,334)
Net increase (decrease) in share activity	(572,893)	$(37,305,983)	2,040,456	$138,809,061

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P North American Technology Sector Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well
14
Invesco Technology Fund

as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
15
Invesco Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Technology Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-TEC-NCSRS

Semi-Annual Financial Statements and Other Information
October 31, 2025
Invesco Value Opportunities Fund
Nasdaq:
A: VVOAX ■ C: VVOCX ■ R: VVORX ■ Y: VVOIX ■ R5: VVONX ■ R6: VVOSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.19%
Agricultural & Farm Machinery–1.20%
AGCO Corp.	674,415	$69,572,651
Application Software–0.56%
AppLovin Corp., Class A(b)	50,748	32,343,223
Cargo Ground Transportation–2.96%
Knight-Swift Transportation Holdings, Inc.	1,407,851	63,522,237
Saia, Inc.(b)(c)	369,212	107,994,510
		171,516,747
Coal & Consumable Fuels–0.74%
Cameco Corp. (Canada)	419,320	42,858,697
Communications Equipment–0.65%
Lumentum Holdings, Inc.(b)(c)	186,198	37,530,069
Construction & Engineering–2.81%
AECOM	982,809	132,040,389
MasTec, Inc.(b)	151,116	30,851,843
		162,892,232
Construction Machinery & Heavy Transportation Equipment– 1.29%
Oshkosh Corp.	603,713	74,431,776
Construction Materials–0.48%
James Hardie Industries PLC (Australia)(b)	1,323,736	27,705,794
Copper–1.58%
Freeport-McMoRan, Inc.	2,198,273	91,667,985
Diversified Banks–2.52%
Fifth Third Bancorp	1,220,921	50,814,732
U.S. Bancorp	2,040,133	95,233,408
		146,048,140
Diversified Chemicals–0.36%
Huntsman Corp.	2,490,440	20,620,843
Diversified Metals & Mining–2.21%
Anglo American PLC (South Africa)	962,717	36,422,106
Teck Resources Ltd., Class B (Canada)	2,136,721	91,708,065
		128,130,171
Electric Utilities–2.40%
NRG Energy, Inc.	809,671	139,150,058
Electrical Components & Equipment–4.22%
Generac Holdings, Inc.(b)	196,663	33,043,317
Regal Rexnord Corp.(c)	564,799	79,574,531
Vertiv Holdings Co., Class A	683,037	131,730,516
		244,348,364
Electronic Components–3.99%
Coherent Corp.(b)	1,751,152	231,082,018
Shares		Value
Environmental & Facilities Services–2.05%
Rentokil Initial PLC (United Kingdom)	21,242,952	$118,566,419
Fertilizers & Agricultural Chemicals–0.98%
Corteva, Inc.	507,134	31,158,313
Mosaic Co. (The)	933,780	25,632,261
		56,790,574
Food Distributors–0.62%
Performance Food Group Co.(b)	369,273	35,723,470
Gold–3.02%
Agnico Eagle Mines Ltd. (Canada)	481,188	77,379,842
Newmont Corp.	1,202,139	97,337,195
		174,717,037
Health Care Equipment–6.60%
Globus Medical, Inc., Class A(b)	1,403,820	84,776,690
Hologic, Inc.(b)	1,637,250	121,009,147
Medtronic PLC	966,715	87,681,050
Zimmer Biomet Holdings, Inc.	880,901	88,583,405
		382,050,292
Health Care Services–0.51%
Fresenius Medical Care AG (Germany)	546,274	29,327,945
Hotels, Resorts & Cruise Lines–2.65%
Expedia Group, Inc.	591,329	130,092,380
Travel + Leisure Co.	374,942	23,538,859
		153,631,239
Industrial Machinery & Supplies & Components–0.84%
Middleby Corp. (The)(b)	392,708	48,786,115
Insurance Brokers–1.63%
Willis Towers Watson PLC	300,580	94,111,597
Integrated Oil & Gas–0.67%
Cenovus Energy, Inc. (Canada)	2,282,597	38,621,541
Interactive Home Entertainment–2.36%
Electronic Arts, Inc.	683,814	136,803,829
Interactive Media & Services–0.89%
Match Group, Inc.	1,600,971	51,775,402
Investment Banking & Brokerage–0.58%
Goldman Sachs Group, Inc. (The)	42,509	33,555,329
Life & Health Insurance–2.10%
Globe Life, Inc.	926,858	121,891,096
Life Sciences Tools & Services–4.68%
Avantor, Inc.(b)(c)	6,595,096	77,954,035
Charles River Laboratories International, Inc.(b)	464,365	83,618,206
ICON PLC(b)	637,037	109,455,697
		271,027,938
Metal, Glass & Plastic Containers–1.18%
Crown Holdings, Inc.	703,981	68,412,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–5.11%
Antero Resources Corp.(b)	1,412,663	$43,665,414
ARC Resources Ltd. (Canada)	3,009,530	55,510,706
EQT Corp.	1,690,354	90,569,167
Expand Energy Corp.	554,681	57,304,094
Range Resources Corp.	1,377,301	48,963,051
		296,012,432
Oil & Gas Refining & Marketing–1.59%
Phillips 66 Co.	675,564	91,971,283
Paper & Plastic Packaging Products & Materials–1.04%
Sealed Air Corp.(c)	1,802,671	60,407,505
Regional Banks–7.84%
Citizens Financial Group, Inc.	1,608,153	81,806,743
Huntington Bancshares, Inc.	8,156,661	125,938,846
Pinnacle Financial Partners, Inc.	702,445	59,855,339
Webster Financial Corp.	1,185,578	67,625,369
Western Alliance Bancorporation	1,538,686	119,017,362
		454,243,659
Research & Consulting Services–3.73%
Amentum Holdings, Inc.(b)(c)	2,397,059	53,718,092
Jacobs Solutions, Inc.	509,345	79,361,044
KBR, Inc.	1,930,122	82,686,427
		215,765,563
Semiconductor Materials & Equipment–4.67%
Entegris, Inc.(c)	1,342,989	122,977,503
MKS, Inc.(c)	1,027,975	147,730,287
		270,707,790
Semiconductors–7.21%
Marvell Technology, Inc.	1,415,815	132,718,498
Microchip Technology, Inc.	1,736,059	108,364,803
Rambus, Inc.(b)	837,258	86,103,613
STMicroelectronics N.V., New York Shares (France)(c)	3,683,803	90,142,659
		417,329,573
Shares		Value
Silver–0.94%
Pan American Silver Corp. (Canada)	1,549,741	$54,566,381
Trading Companies & Distributors–2.12%
WESCO International, Inc.	473,030	122,765,476
Transaction & Payment Processing Services–2.61%
Fidelity National Information Services, Inc.	1,960,988	122,600,970
Fiserv, Inc.(b)	432,189	28,822,684
		151,423,654
Total Common Stocks & Other Equity Interests (Cost $4,400,181,448)		5,570,884,781
Money Market Funds–3.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	77,101,976	77,101,976
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	143,052,251	143,052,251
Total Money Market Funds (Cost $220,154,226)		220,154,227
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $4,620,335,674)		5,791,039,008
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.12%
Invesco Private Government Fund, 4.13%(d)(e)(f)	18,089,366	18,089,366
Invesco Private Prime Fund, 4.30%(d)(e)(f)	46,873,978	46,888,040
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,977,406)		64,977,406
TOTAL INVESTMENTS IN SECURITIES–101.11% (Cost $4,685,313,080)		5,856,016,414
OTHER ASSETS LESS LIABILITIES—(1.11)%		(64,274,415)
NET ASSETS–100.00%		$5,791,741,999
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,359,235	$392,473,134	$(382,730,393)	$-	$-	$77,101,976	$1,510,956
Invesco Treasury Portfolio, Institutional Class	124,958,591	728,878,678	(710,785,018)	-	-	143,052,251	2,775,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Value Opportunities Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,173,171	$423,896,084	$(434,979,889)	$-	$-	$18,089,366	$1,100,654*
Invesco Private Prime Fund	75,946,251	1,102,951,975	(1,132,027,834)	4,462	13,186	46,888,040	3,041,998*
Total	$297,437,248	$2,648,199,871	$(2,660,523,134)	$4,462	$13,186	$285,131,633	$8,429,068

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2025	Goldman Sachs International	EUR	1,305,594	USD	1,517,654	$12,506
11/07/2025	Goldman Sachs International	GBP	1,155,073	USD	1,542,515	25,086
12/08/2025	Goldman Sachs International	EUR	25,347,114	USD	29,371,602	99,085
11/07/2025	J.P. Morgan Chase Bank, N.A.	EUR	502,572	USD	581,726	2,339
11/07/2025	J.P. Morgan Chase Bank, N.A.	GBP	70,336,405	USD	94,688,045	2,286,528
12/08/2025	J.P. Morgan Chase Bank, N.A.	GBP	119,516,729	USD	157,104,382	85,451
11/07/2025	Merrill Lynch International	EUR	360,541	USD	420,928	5,281
11/07/2025	Morgan Stanley and Co. International PLC	GBP	2,975,746	USD	3,997,614	88,351
11/07/2025	Royal Bank of Canada	EUR	24,964,722	USD	29,388,749	608,304
11/07/2025	Royal Bank of Canada	GBP	51,933,449	USD	69,062,396	836,994
Subtotal—Appreciation						4,049,925
Currency Risk
11/07/2025	Goldman Sachs International	USD	29,985,070	EUR	25,920,701	(102,529)
11/07/2025	Goldman Sachs International	USD	2,664,697	GBP	1,998,194	(39,653)
11/07/2025	J.P. Morgan Chase Bank, N.A.	USD	735,217	EUR	628,215	(10,982)
11/07/2025	J.P. Morgan Chase Bank, N.A.	USD	158,738,199	GBP	120,742,632	(117,604)
12/08/2025	J.P. Morgan Chase Bank, N.A.	USD	2,691,173	GBP	2,047,593	(1,083)
11/07/2025	Merrill Lynch International	USD	324,657	EUR	278,600	(3,475)
11/07/2025	Merrill Lynch International	USD	2,504,849	GBP	1,870,830	(47,124)
11/07/2025	Royal Bank of Canada	USD	356,146	EUR	305,913	(3,476)
11/07/2025	Royal Bank of Canada	USD	2,353,200	GBP	1,789,017	(2,953)
Subtotal—Depreciation						(328,879)
Total Forward Foreign Currency Contracts						$3,721,046

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Value Opportunities Fund

Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,400,181,448)*	$5,570,884,781
Investments in affiliated money market funds, at value (Cost $285,131,632)	285,131,633
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	4,049,925
Cash	1,646
Foreign currencies, at value (Cost $346,120)	346,540
Receivable for:
Investments sold	33,779,696
Fund shares sold	6,114,994
Dividends	2,422,305
Investment for trustee deferred compensation and retirement plans	721,060
Other assets	115,593
Total assets	5,903,568,173
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	328,879
Payable for:
Investments purchased	41,506,875
Fund shares reacquired	2,358,926
Collateral upon return of securities loaned	64,977,406
Accrued fees to affiliates	1,727,380
Accrued trustees’ and officers’ fees and benefits	1,360
Accrued other operating expenses	87,928
Trustee deferred compensation and retirement plans	837,420
Total liabilities	111,826,174
Net assets applicable to shares outstanding	$5,791,741,999
Net assets consist of:
Shares of beneficial interest	$4,084,185,988
Distributable earnings	1,707,556,011
$5,791,741,999
Net Assets:
Class A	$3,038,506,128
Class C	$70,196,504
Class R	$105,389,795
Class Y	$1,416,458,327
Class R5	$21,879,150
Class R6	$1,139,312,095
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	125,458,057
Class C	3,275,150
Class R	4,452,621
Class Y	57,952,881
Class R5	884,721
Class R6	45,931,996
Class A:
Net asset value per share	$24.22
Maximum offering price per share (Net asset value of $24.22 ÷ 94.50%)	$25.63
Class C:
Net asset value and offering price per share	$21.43
Class R:
Net asset value and offering price per share	$23.67
Class Y:
Net asset value and offering price per share	$24.44
Class R5:
Net asset value and offering price per share	$24.73
Class R6:
Net asset value and offering price per share	$24.80

*	At October 31, 2025, securities with an aggregate value of $63,707,817 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Value Opportunities Fund

Statement of Operations
For the six months ended October 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $634,268)	$31,618,249
Dividends from affiliated money market funds (includes net securities lending income of $185,833)	4,472,249
Non-cash dividend income	4,166,387
Total investment income	40,256,885
Expenses:
Advisory fees	15,701,028
Administrative services fees	352,573
Custodian fees	16,146
Distribution fees:
Class A	3,619,878
Class C	325,489
Class R	258,275
Transfer agent fees— A, C, R and Y	2,803,806
Transfer agent fees — R5	10,361
Transfer agent fees — R6	119,569
Trustees’ and officers’ fees and benefits	41,980
Registration and filing fees	120,414
Reports to shareholders	126,945
Professional services fees	48,805
Other	28,442
Total expenses	23,573,711
Less: Fees waived and/or expense offset arrangement(s)	(178,577)
Net expenses	23,395,134
Net investment income	16,861,751
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	311,347,956
Affiliated investment securities	13,186
Foreign currencies	60,263
Forward foreign currency contracts	(5,296,060)
306,125,345
Change in net unrealized appreciation of:
Unaffiliated investment securities	732,134,494
Affiliated investment securities	4,462
Foreign currencies	1,061
Forward foreign currency contracts	3,721,046
735,861,063
Net realized and unrealized gain	1,041,986,408
Net increase in net assets resulting from operations	$1,058,848,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Value Opportunities Fund

Statement of Changes in Net Assets
For the six months ended October 31, 2025 and the year ended April 30, 2025
(Unaudited)
	October 31, 2025	April 30, 2025
Operations:
Net investment income	$16,861,751	$18,532,873
Net realized gain	306,125,345	525,028,803
Change in net unrealized appreciation (depreciation)	735,861,063	(276,461,393)
Net increase in net assets resulting from operations	1,058,848,159	267,100,283
Distributions to shareholders from distributable earnings:
Class A	—	(205,802,538)
Class C	—	(5,196,763)
Class R	—	(6,756,717)
Class Y	—	(58,273,111)
Class R5	—	(1,570,749)
Class R6	—	(49,521,488)
Total distributions from distributable earnings	—	(327,121,366)
Share transactions–net:
Class A	(102,038,305)	84,861,277
Class C	(3,697,422)	1,092,529
Class R	(5,229,215)	9,190,451
Class Y	185,272,294	628,866,590
Class R5	(957,723)	2,033,758
Class R6	164,033,024	267,437,479
Net increase in net assets resulting from share transactions	237,382,653	993,482,084
Net increase in net assets	1,296,230,812	933,461,001
Net assets:
Beginning of period	4,495,511,187	3,562,050,186
End of period	$5,791,741,999	$4,495,511,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Value Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 10/31/25	$19.65	$0.06	$4.51	$4.57	$—	$—	$—	$24.22	23.26%	$3,038,506	0.99%(d)	1.00%(d)	0.53%(d)	32%
Year ended 04/30/25	19.45	0.08	1.79	1.87	(0.09)	(1.58)	(1.67)	19.65	8.58	2,555,019	1.01	1.01	0.36	53
Year ended 04/30/24	15.23	0.10	4.53	4.63	(0.04)	(0.37)	(0.41)	19.45	30.70	2,462,837	1.07	1.07	0.57	47
Year ended 04/30/23	16.52	0.18	0.07	0.25	(0.12)	(1.42)	(1.54)	15.23	1.09	2,074,880	1.08	1.08	1.12	70
Year ended 04/30/22	17.34	0.08	0.60	0.68	(0.10)	(1.40)	(1.50)	16.52	4.01	739,860	1.11	1.11	0.44	65
Year ended 04/30/21	9.44	0.06	7.87	7.93	(0.03)	—	(0.03)	17.34	84.15	726,801	1.22	1.22	0.45	62
Class C
Six months ended 10/31/25	17.45	(0.02)	4.00	3.98	—	—	—	21.43	22.81 (e)	70,197	1.70 (d)(e)	1.71 (d)(e)	(0.18)(d)(e)	32
Year ended 04/30/25	17.48	(0.07)	1.62	1.55	—	(1.58)	(1.58)	17.45	7.75	60,367	1.76	1.76	(0.39)	53
Year ended 04/30/24	13.82	(0.02)	4.09	4.07	(0.04)	(0.37)	(0.41)	17.48	29.77 (e)	59,750	1.79 (e)	1.79 (e)	(0.15)(e)	47
Year ended 04/30/23	15.14	0.06	0.06	0.12	(0.02)	(1.42)	(1.44)	13.82	0.37 (e)	60,082	1.80 (e)	1.80 (e)	0.40 (e)	70
Year ended 04/30/22	16.04	(0.05)	0.55	0.50	—	(1.40)	(1.40)	15.14	3.16	16,682	1.86	1.86	(0.31)	65
Year ended 04/30/21	8.77	(0.02)	7.29	7.27	—	—	—	16.04	82.90 (e)	12,906	1.89 (e)	1.89 (e)	(0.22)(e)	62
Class R
Six months ended 10/31/25	19.23	0.03	4.41	4.44	—	—	—	23.67	23.09	105,390	1.24 (d)	1.25 (d)	0.28 (d)	32
Year ended 04/30/25	19.07	0.02	1.77	1.79	(0.05)	(1.58)	(1.63)	19.23	8.33	89,852	1.26	1.26	0.11	53
Year ended 04/30/24	14.97	0.05	4.46	4.51	(0.04)	(0.37)	(0.41)	19.07	30.43	80,905	1.32	1.32	0.32	47
Year ended 04/30/23	16.27	0.14	0.06	0.20	(0.08)	(1.42)	(1.50)	14.97	0.82	70,744	1.33	1.33	0.87	70
Year ended 04/30/22	17.09	0.03	0.60	0.63	(0.05)	(1.40)	(1.45)	16.27	3.73	12,018	1.36	1.36	0.19	65
Year ended 04/30/21	9.31	0.03	7.75	7.78	—	—	—	17.09	83.57	10,385	1.47	1.47	0.20	62
Class Y
Six months ended 10/31/25	19.81	0.09	4.54	4.63	—	—	—	24.44	23.37	1,416,458	0.74 (d)	0.75 (d)	0.78 (d)	32
Year ended 04/30/25	19.59	0.13	1.80	1.93	(0.13)	(1.58)	(1.71)	19.81	8.83	990,366	0.76	0.76	0.61	53
Year ended 04/30/24	15.29	0.14	4.57	4.71	(0.04)	(0.37)	(0.41)	19.59	31.11	418,662	0.82	0.82	0.82	47
Year ended 04/30/23	16.58	0.22	0.07	0.29	(0.16)	(1.42)	(1.58)	15.29	1.33	276,929	0.83	0.83	1.37	70
Year ended 04/30/22	17.42	0.12	0.61	0.73	(0.17)	(1.40)	(1.57)	16.58	4.25	123,154	0.86	0.86	0.69	65
Year ended 04/30/21	9.49	0.09	7.91	8.00	(0.07)	—	(0.07)	17.42	84.48	81,115	0.97	0.97	0.70	62
Class R5
Six months ended 10/31/25	20.04	0.09	4.60	4.69	—	—	—	24.73	23.40	21,879	0.71 (d)	0.72 (d)	0.81 (d)	32
Year ended 04/30/25	19.80	0.14	1.82	1.96	(0.14)	(1.58)	(1.72)	20.04	8.88	18,597	0.73	0.73	0.64	53
Year ended 04/30/24	15.45	0.15	4.61	4.76	(0.04)	(0.37)	(0.41)	19.80	31.11	16,560	0.76	0.76	0.88	47
Year ended 04/30/23	16.74	0.22	0.08	0.30	(0.17)	(1.42)	(1.59)	15.45	1.37	9,322	0.78	0.78	1.42	70
Year ended 04/30/22	17.58	0.13	0.62	0.75	(0.19)	(1.40)	(1.59)	16.74	4.35	311	0.81	0.81	0.74	65
Year ended 04/30/21	9.58	0.11	7.98	8.09	(0.09)	—	(0.09)	17.58	84.70	714	0.84	0.84	0.83	62
Class R6
Six months ended 10/31/25	20.09	0.10	4.61	4.71	—	—	—	24.80	23.44	1,139,312	0.63 (d)	0.64 (d)	0.89 (d)	32
Year ended 04/30/25	19.84	0.15	1.84	1.99	(0.16)	(1.58)	(1.74)	20.09	8.96	781,310	0.66	0.66	0.71	53
Year ended 04/30/24	15.47	0.16	4.62	4.78	(0.04)	(0.37)	(0.41)	19.84	31.20	523,336	0.69	0.69	0.95	47
Year ended 04/30/23	16.75	0.24	0.08	0.32	(0.18)	(1.42)	(1.60)	15.47	1.50	323,438	0.71	0.71	1.49	70
Year ended 04/30/22	17.60	0.14	0.62	0.76	(0.21)	(1.40)	(1.61)	16.75	4.38	238,636	0.74	0.74	0.81	65
Year ended 04/30/21	9.59	0.11	8.00	8.11	(0.10)	—	(0.10)	17.60	84.81	47,501	0.78	0.78	0.89	62

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2023, the portfolio turnover calculation excludes the value of securities purchased of $1,658,856,812 in connection with the acquisition of Invesco American Value Fund into the Fund.

(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%, 0.97%, 0.97% and
0.92% for the six months ended October 31, 2025 and the years ended April 30, 2024, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Value Opportunities Fund

Notes to Financial Statements
October 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Value Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could
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Invesco Value Opportunities Fund

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2025, the Fund paid the Adviser $11,781 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.610%
Next $3.5 billion	0.560%
Next $4 billion	0.545%
Over $10 billion	0.520%
For the six months ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.59%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short
11
Invesco Value Opportunities Fund

sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended October 31, 2025, the Adviser waived advisory fees of $133,560.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2025, IDI advised the Fund that IDI retained $127,112 in front-end sales commissions from the sale of Class A shares and $4,380 and $3,672 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,386,568,311	$184,316,470	$—	$5,570,884,781
Money Market Funds	220,154,227	64,977,406	—	285,131,633
Total Investments in Securities	5,606,722,538	249,293,876	—	5,856,016,414
Other Investments - Assets*
Forward Foreign Currency Contracts	—	4,049,925	—	4,049,925
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(328,879)	—	(328,879)
Total Other Investments	—	3,721,046	—	3,721,046
Total Investments	$5,606,722,538	$253,014,922	$—	$5,859,737,460

*	Unrealized appreciation (depreciation).
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Invesco Value Opportunities Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$4,049,925
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$4,049,925
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(328,879)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(328,879)
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$136,677	$(142,182)	$(5,505)	$—	$—	$(5,505)
J.P. Morgan Chase Bank, N.A.	2,374,318	(129,669)	2,244,649	—	—	2,244,649
Merrill Lynch International	5,281	(50,599)	(45,318)	—	—	(45,318)
Morgan Stanley and Co. International PLC	88,351	−	88,351	—	—	88,351
Royal Bank of Canada	1,445,298	(6,429)	1,438,869	—	—	1,438,869
Total	$4,049,925	$(328,879)	$3,721,046	$—	$—	$3,721,046
Effect of Derivative Investments for the six months ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(5,296,060)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	3,721,046
Total	$(1,575,014)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$456,950,304

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,017.
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Invesco Value Opportunities Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$65,520,400	$—	$65,520,400
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2025 was $1,966,004,921 and $1,600,550,162, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,304,826,114
Aggregate unrealized (depreciation) of investments	(166,481,355)
Net unrealized appreciation of investments	$1,138,344,759
Cost of investments for tax purposes is $4,721,392,701.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,606,725	$104,277,789	12,076,900	$257,486,202
Class C	332,054	6,654,209	785,339	14,872,498
Class R	372,847	8,205,404	1,139,023	23,479,856
Class Y	17,195,437	396,799,111	38,245,304	829,179,377
Class R5	84,139	1,963,392	405,470	8,681,743
Class R6	11,122,223	259,140,653	16,780,122	359,586,744
Issued as reinvestment of dividends:
Class A	-	-	8,717,267	194,830,950
Class C	-	-	254,873	5,074,520
Class R	-	-	308,337	6,749,496
Class Y	-	-	2,349,190	52,856,784
Class R5	-	-	68,924	1,568,712
Class R6	-	-	2,132,385	48,661,033
14
Invesco Value Opportunities Fund

Summary of Share Activity
	Six months ended October 31, 2025(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	145,150	$3,323,952	374,239	$7,980,416
Class C	(163,790)	(3,323,952)	(419,146)	(7,980,416)
Reacquired:
Class A	(9,314,962)	(209,640,046)	(17,754,595)	(375,436,291)
Class C	(352,054)	(7,027,679)	(579,746)	(10,874,073)
Class R	(593,195)	(13,434,619)	(1,016,665)	(21,038,901)
Class Y	(9,245,419)	(211,526,817)	(11,967,968)	(253,169,571)
Class R5	(127,568)	(2,921,115)	(382,661)	(8,216,697)
Class R6	(4,081,596)	(95,107,629)	(6,396,364)	(140,810,298)
Net increase in share activity	9,979,991	$237,382,653	45,120,228	$993,482,084

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Value Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
16
Invesco Value Opportunities Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of
1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
17
Invesco Value Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Value Opportunities Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-VOPP-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Sector Funds (Invesco Sector Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: January 5, 2026